UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST
 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Assistant Secretary
ALPS ETF Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

Alerian Energy Infrastructure ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Value	Shares

Canadian Energy Infrastructure Companies (25.59%)
Energy (25.59%)
AltaGas, Ltd.	27,813	$616,730
Enbridge, Inc.	49,293	1,970,536
Gibson Energy, Inc.	23,799	332,757
Inter Pipeline, Ltd.	61,755	1,131,000
Keyera Corp.	30,960	898,491
Pembina Pipeline Corp.	59,359	1,913,273
TransCanada Corp.	40,875	2,075,583
Veresen, Inc.	52,601	740,942
Total Energy		9,679,312

Total Canadian Energy Infrastructure Companies
(Cost $10,408,342)		9,679,312

U.S. Energy Infrastructure Companies (24.92%)
Energy (9.66%)
Kinder Morgan, Inc.	101,110	1,954,456
SemGroup Corp., Class A	10,039	258,002
Targa Resources Corp.	32,377	1,443,043
Total Energy		3,655,501

Industrials (2.34%)
Macquarie Infrastructure Corp.	11,874	884,376

Utilities (12.92%)
CenterPoint Energy, Inc.	65,801	1,949,026
Dominion Energy, Inc.	23,487	1,850,071
OGE Energy Corp.	30,400	1,085,888
Total Utilities		4,884,985

Total U.S. Energy Infrastructure Companies
(Cost $10,188,619)		9,424,862

U.S. Energy Infrastructure MLPs (24.21%)
Energy (24.21%)
Antero Midstream Partners LP	9,726	328,447
Buckeye Partners LP	17,798	1,017,868
Cheniere Energy Partners LP	5,726	158,496
Energy Transfer Equity LP	108,615	1,886,642
Enterprise Products Partners LP	70,748	1,844,400
EQT GP Holdings LP	3,332	95,029
Magellan Midstream Partners LP	26,119	1,760,159
MPLX LP	34,784	1,193,787
NuStar GP Holdings LLC	4,285	90,628
Phillips 66 Partners LP	5,543	264,844
Shell Midstream Partners LP	11,201	309,932
Western Gas Equity Partners LP	5,062	205,163
Total Energy		9,155,395

Total U.S. Energy Infrastructure MLPs
(Cost $10,549,547)		9,155,395

Security Description	Value	Shares

U.S. General Partners (25.07%)
Energy (25.07%)
Archrock, Inc.	79,725	$813,195
EnLink Midstream LLC	72,323	1,233,107
ONEOK, Inc.	38,186	2,068,154
Plains GP Holdings LP, Class A	71,117	1,598,710
Tallgrass Energy GP LP	66,865	1,797,331
Williams Cos., Inc.	66,318	1,971,634
Total Energy		9,482,131

Total U.S. General Partners
(Cost $10,890,805)		9,482,131

	7 Day Yield	Shares	Value
Short Term Investments (0.06%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	20,835	20,835

Total Short Term Investments
(Cost $20,835)			20,835

Total Investments (99.85%)			$37,762,535
(Cost $42,058,148)

Net Other Assets and Liabilities (0.15%)			57,131

Net Assets (100.00%)			$37,819,666

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Value	Shares

Master Limited Partnerships (100.02%)
Gathering & Processing (28.20%)
Antero Midstream Partners LP	6,190,199	$209,043,020
DCP Midstream LP(a)	7,309,017	234,692,536
EnLink Midstream Partners LP	13,118,039	212,905,773
MPLX LP(a)	22,100,502	758,489,229
Rice Midstream Partners LP(a)	5,924,322	122,929,681
Western Gas Partners LP(a)	8,100,385	413,767,666
Williams Partners LP	20,446,010	805,572,794
Total Gathering & Processing		2,757,400,699

Pipeline Transportation Natural Gas (30.50%)
Boardwalk Pipeline Partners LP	10,054,407	151,922,090
Energy Transfer Partners LP	51,195,265	973,221,988
Enterprise Products Partners LP	38,129,746	994,042,478
EQT Midstream Partners LP(a)	4,735,174	361,625,238
Spectra Energy Partners LP	6,349,295	281,464,247
TC PipeLines LP(a)	4,185,042	220,216,910
Total Pipeline Transportation Natural Gas		2,982,492,951

Pipeline Transportation Petroleum (41.32%)
Andeavor Logistics LP(a)	5,958,979	296,459,205
Buckeye Partners LP(a)	11,302,719	646,402,500
Enbridge Energy Partners LP(a)	17,416,252	265,249,518
Genesis Energy LP(a)	8,677,870	231,699,129
Magellan Midstream Partners LP(a)	14,577,283	982,363,101
NGL Energy Partners LP(a)	9,030,771	80,825,400
NuStar Energy LP(a)	6,395,777	258,965,011
Phillips 66 Partners LP	3,527,152	168,527,323
Plains All American Pipeline LP	33,942,054	735,184,890
Shell Midstream Partners LP	7,129,288	197,267,399
Tallgrass Energy Partners LP(a)	3,734,923	176,549,810
Total Pipeline Transportation Petroleum		4,039,493,286

Total Master Limited Partnerships
(Cost $9,546,497,471)		9,779,386,936

	7 Day Yield	Shares	Value
Short Term Investments (0.05%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	4,895,434	4,895,434

Total Short Term Investments
(Cost $4,895,434)			4,895,434

Total Investments (100.07%)
(Cost $9,551,392,905)			$9,784,282,370

Liabilities in Excess of Other Assets (-0.07%)			(6,791,721)

Net Assets (100.00%)			$9,777,490,649

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.52%)
Brazil (8.17%)
BB Seguridade Participacoes SA	100,184	$882,221
CCR SA	179,406	995,101
Cielo SA	130,820	932,158
Fibria Celulose SA, Sponsored ADR	81,729	1,075,554
Total Brazil		3,885,034

Chile (2.15%)
Aguas Andinas SA, Class A	1,593,841	1,023,209

China (7.38%)
Huadian Power International Corp., Ltd., Class H	2,030,000	832,674
Huaneng Power International, Inc., Sponsored ADR	30,489	792,409
Lenovo Group, Ltd.	1,378,000	753,645
Yangzijiang Shipbuilding Holdings, Ltd.	1,026,500	1,131,766
Total China		3,510,494

Colombia (1.86%)
Almacenes Exito SA	170,161	886,201

Czech Republic (4.00%)
CEZ A.S.	47,068	892,840
Komercni banka A.S.	22,922	1,010,203
Total Czech Republic		1,903,043

Hong Kong (1.99%)
CP Pokphand Co., Ltd.	10,896,000	946,782

Hungary (1.94%)
Richter Gedeon Nyrt	35,495	923,674

India (5.59%)
Dr Reddy's Laboratories, Ltd., ADR	22,176	713,845
Infosys, Ltd., Sponsored ADR	60,887	913,305
Wipro, Ltd., ADR	174,136	1,034,368
Total India		2,661,518

Indonesia (7.53%)
Gudang Garam Tbk PT	160,500	832,454
Kalbe Farma Tbk PT	7,817,100	1,001,892
Semen Indonesia Persero Tbk PT	1,292,400	1,014,682
Security Description	Shares	Value
Indonesia (continued)
Surya Citra Media Tbk PT	4,422,100	$732,487
Total Indonesia		3,581,515

Luxembourg (2.22%)
Ternium SA, Sponsored ADR	34,758	1,057,686

Malaysia (9.39%)
Astro Malaysia Holdings Bhd	1,540,500	966,758
British American Tobacco Malay Bhd	85,227	881,707
Malayan Banking Bhd	405,700	898,705
Sime Darby Bhd	404,800	853,109
YTL Power International Bhd	2,623,418	866,179
Total Malaysia		4,466,458

Mexico (1.77%)
Kimberly-Clark de Mexico SAB de CV, Class A	427,800	839,844

Poland (6.23%)
Bank Pekao SA	25,812	925,811
Polskie Gornictwo Naftowe i Gazownictwo SA	531,317	1,017,267
Powszechny Zaklad Ubezpieczen SA	74,895	1,018,251
Total Poland		2,961,329

Russia (9.58%)
Gazprom PAO, Sponsored ADR	219,455	875,626
Lukoil PJSC, Sponsored ADR	19,101	959,825
MegaFon PJSC, GDR(a)	86,405	851,953
Mobile TeleSystems PJSC, Sponsored ADR	96,184	960,878
PhosAgro PJSC, GDR(a)	65,533	910,909
Total Russia		4,559,191

South Africa (10.51%)
Imperial Holdings, Ltd.	74,807	1,199,672
Life Healthcare Group Holdings, Ltd.	441,283	894,524
MTN Group, Ltd.	103,389	1,027,075
Netcare, Ltd.	471,435	873,742
Truworths International, Ltd.	157,114	1,002,800
Total South Africa		4,997,813

Thailand (10.30%)
Advanced Info Service Pcl	178,700	1,009,073
BTS Group Holdings Pcl	3,646,220	949,851
Delta Electronics Thailand Pcl	331,524	888,590
Intouch Holdings Pcl, NVDR	557,800	953,325
IRPC Pcl	6,136,200	1,099,545
Total Thailand		4,900,384

Turkey (8.91%)
Eregli Demir ve Celik Fabrikalari TAS	500,964	1,192,357

Security Description	Shares	Value
Turkey (continued)
Tofas Turk Otomobil Fabrikasi A.S.	108,238	$990,364
Tupras Turkiye Petrol Rafinerileri A.S.	32,654	1,109,079
Turkiye Sise ve Cam Fabrikalari A.S.	736,982	947,475
Total Turkey		4,239,275

TOTAL COMMON STOCKS
(Cost $43,319,383)		47,343,450

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.28%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	131,103	131,103

TOTAL SHORT TERM INVESTMENTS
(Cost $131,103)			131,103

TOTAL INVESTMENTS (99.80%)
(Cost $43,450,486)			$47,474,553

NET OTHER ASSETS AND LIABILITIES (0.20%)			96,286

NET ASSETS (100.00%)			$47,570,839

(a)
These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of August 31, 2017, the aggregate market values of these securities were $1,762,862, representing 3.71% of the Fund’s net assets.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
8/31/2017 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE TRADED FUNDS (99.99%)
Consumer Discretionary (9.85%)
Consumer Discretionary Select Sector SPDR® Fund	182,385	$16,352,639

Consumer Staples (9.68%)
Consumer Staples Select Sector SPDR® Fund(a)	293,869	16,077,573

Energy (9.41%)
Energy Select Sector SPDR® Fund	247,994	15,616,182

Financials (10.07%)
Financial Select Sector SPDR® Fund	676,903	16,719,504

Healthcare (10.36%)
Health Care Select Sector SPDR® Fund	211,636	17,203,891

Industrials (9.87%)
Industrial Select Sector SPDR® Fund	239,400	16,389,324

Materials (10.10%)
Materials Select Sector SPDR® Fund	304,368	16,761,546

Real Estate (10.05%)
Real Estate Select Sector SPDR® Fund	506,843	16,685,272

Technology (10.54%)
Technology Select Sector SPDR® Fund(a)	297,592	17,507,337

Utilities (10.06%)
Utilities Select Sector SPDR® Fund	303,862	16,703,294

TOTAL EXCHANGE TRADED FUNDS
(Cost $126,000,046)		166,016,562

	7 DAY YIELD	SHARES	VALUE
SHORT TERM INVESTMENTS (11.38%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	35,113	35,113

Investments Purchased with Collateral from Securities Loaned (11.36%)
State Street Navigator Securities Lending Prime Portfolio, 1.00%		18,855,206	18,855,206

TOTAL SHORT TERM INVESTMENTS
(COST OF $18,890,319)			18,890,319

TOTAL INVESTMENTS (111.37%)
(Cost $144,890,365)			$184,906,881

NET LIABILITIES LESS OTHER ASSETS (-11.37%)			(18,871,708)

NET ASSETS (100.00%)			$166,035,173

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $18,470,609.

Common Abbreviations:
SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.30%)
Australia (18.34%)
AMP, Ltd.	1,617,074	$6,556,015
Aurizon Holdings, Ltd.	1,489,598	5,873,415
Australia & New Zealand Banking Group, Ltd.	292,079	6,826,334
National Australia Bank, Ltd.	275,301	6,609,287
Suncorp Group, Ltd.	571,503	5,919,743
Telstra Corp., Ltd.	1,849,005	5,394,411
Wesfarmers, Ltd.	201,404	6,823,724
Westpac Banking Corp.	270,153	6,715,488
Woolworths, Ltd.	311,743	6,443,324
Total Australia		57,161,741

Belgium (2.04%)
Anheuser-Busch InBev SA	53,716	6,363,931

Denmark (2.16%)
Novo Nordisk A/S, Class B	141,420	6,745,766

Finland (5.94%)
Fortum OYJ	374,535	6,723,651
Nokia OYJ	932,855	5,780,246
Stora Enso OYJ, Class R	456,588	6,000,742
Total Finland		18,504,639

France (9.99%)
Bouygues SA	141,396	6,412,340
Electricite de France SA	560,066	5,933,905
Engie SA	389,023	6,492,840
Sanofi	62,897	6,114,356
Vivendi SA	270,258	6,201,323
Total France		31,154,764

Germany (11.75%)
BASF SE	62,855	6,088,574
Daimler AG, Registered Shares	83,240	6,067,471
E.ON SE	618,660	6,992,918
Evonik Industries AG	180,376	5,847,063
ProSiebenSat.1 Media SE	147,452	4,946,558
Telefonica Deutschland Holding AG	1,234,512	6,680,918
Total Germany		36,623,502
Security Description	Shares	Value
Hong Kong (1.89%)
Sands China, Ltd.	1,317,800	$5,902,168

Italy (6.13%)
Atlantia SpA	208,388	6,698,042
Eni SpA	389,895	6,112,866
Snam SpA	1,291,071	6,286,151
Total Italy		19,097,059

Japan (6.49%)
Canon, Inc.	173,563	6,084,612
Seiko Epson Corp.	289,400	7,426,183
Takeda Pharmaceutical Co., Ltd.	121,389	6,710,155
Total Japan		20,220,950

Netherlands (3.97%)
Royal Dutch Shell Plc, Class A	226,204	6,232,595
STMicroelectronics NV	353,256	6,131,383
Total Netherlands		12,363,978

Norway (2.15%)
Yara International ASA	163,548	6,689,110

Singapore (2.03%)
Singapore Airlines, Ltd.	834,500	6,345,142

Spain (7.96%)
Abertis Infraestructuras SA	331,800	6,714,856
Gas Natural SDG SA	246,905	6,002,014
Repsol SA	365,422	6,277,293
Telefonica SA	538,723	5,809,747
Total Spain		24,803,910

Sweden (3.68%)
Telefonaktiebolaget LM Ericsson, Class B	844,542	4,949,856
Telia Co. AB	1,369,179	6,530,772
Total Sweden		11,480,628

United Kingdom (14.78%)
AstraZeneca Plc	89,695	5,266,863
BP Plc	1,023,006	5,888,666
British American Tobacco Plc	86,702	5,416,247
GlaxoSmithKline Plc	281,865	5,589,298
Imperial Brands Plc	134,183	5,553,256
Pearson Plc	667,224	5,232,808
Rio Tinto, Ltd.	128,763	6,944,114

Security Description	Shares	Value
United Kingdom(continued)
Vodafone Group Plc	2,164,741	$6,197,491
Total United Kingdom		46,088,743

TOTAL COMMON STOCKS
(Cost $293,492,510)		309,546,031

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.06%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	176,706	176,706

TOTAL SHORT TERM INVESTMENTS
(Cost $176,706)			176,706

TOTAL INVESTMENTS (99.36%)
(Cost $293,669,216)			$309,722,737

NET OTHER ASSETS AND LIABILITIES (0.64%)			2,002,293

NET ASSETS (100.00%)			$311,725,030

See Notes to Quarterly Schedule of Investments.

ALPS MEDICAL BREAKTHROUGHS ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Value	Shares

COMMON STOCKS (99.97%)
Biotechnology (74.67%)
ACADIA Pharmaceuticals, Inc.(a)	110,163	$3,922,904
Acceleron Pharma, Inc.(a)	34,853	1,350,902
Achaogen, Inc.(a)(b)	36,868	690,906
Achillion Pharmaceuticals, Inc.(a)	123,412	630,635
Acorda Therapeutics, Inc.(a)	42,115	875,992
Adamas Pharmaceuticals, Inc.(a)(b)	20,182	422,611
Adaptimmune Therapeutics PLC, ADR(a)	63,893	447,251
Aduro Biotech, Inc.(a)	63,106	766,738
Advanced Accelerator Applications SA, ADR(a)(b)	39,694	1,943,815
Agios Pharmaceuticals, Inc.(a)	43,511	2,752,506
Aimmune Therapeutics, Inc.(a)	45,356	975,154
Akebia Therapeutics, Inc.(a)	35,049	586,720
AMAG Pharmaceuticals, Inc.(a)(b)	31,633	528,271
AnaptysBio, Inc.(a)	18,210	509,334
Aquinox Pharmaceuticals, Inc.(a)(b)	21,090	308,125
Array BioPharma, Inc.(a)	154,170	1,492,366
Ascendis Pharma A/S, ADR(a)(b)	29,264	818,221
Atara Biotherapeutics, Inc.(a)	26,274	413,815
Aurinia Pharmaceuticals Inc(a)(b)	74,107	480,954
Axovant Sciences, Ltd.(a)	95,593	1,911,860
BeiGene, Ltd., ADR(a)(b)	36,007	2,481,602
BioCryst Pharmaceuticals, Inc.(a)	72,591	370,214
Biohaven Pharmaceutical Holding Co., Ltd.(a)	30,897	1,104,568
Bluebird Bio, Inc.(a)	36,962	4,614,706
Chimerix, Inc.(a)	42,023	200,029
Concert Pharmaceuticals, Inc.(a)	20,362	309,910
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	45,328	351,292
DBV Technologies SA, Sponsored ADR(a)	43,513	1,921,534
Emergent BioSolutions, Inc.(a)	36,967	1,379,978
Enanta Pharmaceuticals, Inc.(a)	17,182	736,421
Epizyme, Inc.(a)	52,675	913,911
Exelixis, Inc.(a)	243,523	7,120,613
FibroGen, Inc.(a)	63,133	3,043,011
Five Prime Therapeutics, Inc.(a)	25,966	880,767
Flexion Therapeutics, Inc.(a)(b)	28,666	736,716
Forward Pharma A/S, ADR(a)	42,589	1,170,772
G1 Therapeutics, Inc.(a)	25,449	479,459
Galapagos NV, Sponsored ADR(a)	45,868	4,242,331
Global Blood Therapeutics, Inc.(a)	39,366	1,196,726
Halozyme Therapeutics, Inc.(a)	126,208	1,641,966
Idera Pharmaceuticals, Inc.(a)(b)	134,625	266,557
Intercept Pharmaceuticals, Inc.(a)(b)	22,573	2,632,238
Ironwood Pharmaceuticals, Inc.(a)	121,010	1,930,109
Jounce Therapeutics, Inc.(a)	29,032	493,254
Kite Pharma, Inc.(a)	51,113	9,097,603
Ligand Pharmaceuticals, Inc.(a)	18,883	2,433,452
Loxo Oncology, Inc.(a)	23,601	1,968,323

Security Description	Value	Shares

Biotechnology (74.67%) (continued)
MacroGenics, Inc.(a)	31,604	$597,632
Matinas BioPharma Holdings, Inc.(a)(b)	82,498	105,597
Minerva Neurosciences, Inc.(a)(b)	33,131	200,443
NantKwest, Inc.(a)(b)	74,156	461,992
OPKO Health, Inc.(a)(b)	504,924	3,231,514
Otonomy, Inc.(a)	27,231	98,032
Ovid therapeutics, Inc.(a)	22,206	209,181
PDL BioPharma, Inc.(a)	145,309	453,364
Portola Pharmaceuticals, Inc.(a)	51,468	3,265,645
Progenics Pharmaceuticals, Inc.(a)	63,387	426,595
PTC Therapeutics, Inc.(a)	31,191	647,213
Ra Pharmaceuticals, Inc.(a)	20,373	305,799
Sage Therapeutics, Inc.(a)	33,709	2,772,565
Seres Therapeutics, Inc.(a)	36,457	511,492
Spark Therapeutics, Inc.(a)	28,097	2,313,226
Syndax Pharmaceuticals, Inc.(a)	19,853	230,295
Tocagen, Inc.(a)(b)	17,879	248,697
Ultragenyx Pharmaceutical, Inc.(a)	38,165	2,177,695
UroGen Pharma, Ltd.(a)	10,806	257,723
Versartis, Inc.(a)	31,780	603,820
Total Biotechnology		94,665,662

Pharmaceuticals (25.30%)
Aclaris Therapeutics, Inc.(a)	24,129	625,665
Aerie Pharmaceuticals, Inc.(a)	31,934	1,831,415
Akorn, Inc.(a)	112,427	3,698,848
Avadel Pharmaceuticals PLC, ADR(a)	37,225	342,470
Depomed, Inc.(a)	56,225	341,848
Endo International PLC(a)	201,389	1,770,209
GW Pharmaceuticals PLC, ADR(a)(b)	22,840	2,416,929
Horizon Pharma PLC(a)	146,867	2,009,141
Impax Laboratories, Inc.(a)	66,525	1,440,266
Lannett Co., Inc.(a)(b)	33,606	589,785
MyoKardia, Inc.(a)	28,393	1,230,837
Nektar Therapeutics(a)	140,044	2,945,125
Neuroderm, Ltd.(a)	23,771	921,126
Ocular Therapeutix, Inc.(a)(b)	26,201	164,018
Pacira Pharmaceuticals, Inc.(a)	36,185	1,378,649
Paratek Pharmaceuticals, Inc.(a)	24,809	699,614
Reata Pharmaceuticals, Inc., Class A(a)	12,629	382,027
Revance Therapeutics, Inc.(a)(b)	27,324	670,804
SciClone Pharmaceuticals, Inc.(a)	46,695	513,645
Sucampo Pharmaceuticals, Inc., Class A(a)(b)	41,940	492,795
Supernus Pharmaceuticals, Inc.(a)	45,385	2,078,633
Taro Pharmaceutical Industries, Ltd.(a)(b)	37,037	3,882,959
Theravance Biopharma, Inc.(a)(b)	48,069	1,570,414
Zynerba Pharmaceuticals, Inc.(a)(b)	11,959	75,940
Total Pharmaceuticals		32,073,162

TOTAL COMMON STOCKS
(Cost $120,302,855)		126,738,824

Security Description	Value	Shares

RIGHTS (0.00%)(c)
Biotechnology (0.00%)(c)
Dyax Corp. - CVR (Expiring 12/31/2019)(a)	170,016	$1,700
Total Biotechnology		1,700

TOTAL RIGHTS
(Cost $-)		1,700

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (3.68%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Cost $39,937)	0.930%	39,937	39,937

Investments Purchased with Collateral from Securities Loaned (3.65%)
State Street Navigator Securities Lending Prime Portfolio, 1.00% (Cost $4,619,402)		4,619,402	4,619,402

TOTAL SHORT TERM INVESTMENTS
(Cost $4,659,339)			4,659,339

TOTAL INVESTMENTS (103.65%)
(Cost $124,962,194)			$131,399,863

NET LIABILITIES LESS OTHER ASSETS (-3.65%)			(4,624,472)

NET ASSETS (100.00%)			$126,775,391

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $10,650,282.
(c)	Less than 0.005% of Net Assets.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.51%)
Consumer Discretionary (10.19%)
Ford Motor Co.	4,158,633	$45,869,722
Garmin, Ltd.	891,983	45,937,125
General Motors Co.	1,347,887	49,251,791
Mattel, Inc.	2,078,334	33,710,577
Staples, Inc.	5,003,789	51,113,705
Total Consumer Discretionary		225,882,920

Consumer Staples (10.07%)
Altria Group, Inc.	613,366	38,887,404
Coca-Cola Co.	1,021,196	46,515,478
Kimberly-Clark Corp.	359,421	44,313,015
Philip Morris International, Inc.	385,263	45,048,803
Procter & Gamble Co.	524,941	48,436,306
Total Consumer Staples		223,201,006

Energy (10.73%)
Chevron Corp.	434,966	46,811,041
Occidental Petroleum Corp.	758,628	45,290,092
ONEOK, Inc.	936,027	50,695,222
Valero Energy Corp.	709,214	48,297,473
Williams Cos., Inc.	1,574,768	46,817,853
Total Energy		237,911,681

Financials (10.27%)
Arthur J Gallagher & Co.	799,707	46,303,035
Invesco, Ltd.	1,348,659	44,209,042
Navient Corp.	3,033,062	40,036,419
People's United Financial, Inc.	2,619,386	43,743,746
T Rowe Price Group, Inc.	631,691	53,289,453
Total Financials		227,581,695

Health Care (10.68%)
AbbVie, Inc.	664,281	50,020,359
Eli Lilly & Co.	571,094	46,424,231
Johnson & Johnson	351,878	46,578,091
Merck & Co., Inc.	718,780	45,901,291
Pfizer, Inc.	1,412,360	47,907,251
Total Health Care		236,831,223

Industrials (10.39%)
Caterpillar, Inc.	436,945	51,336,668
Eaton Corp. Plc	611,106	43,852,967
Emerson Electric Co.	762,384	45,011,151
General Electric Co.	1,656,581	40,669,064
United Parcel Service, Inc., Class B	432,426	49,452,237
Total Industrials		230,322,087
Security Description	Shares	Value
Information Technology (10.30%)
Cisco Systems, Inc.	1,475,411	$47,522,988
HP, Inc.	2,600,188	49,611,587
International Business Machines Corp.	300,313	42,953,768
Seagate Technology Plc	1,092,406	34,443,561
Xerox Corp.	1,667,295	53,803,610
Total Information Technology		228,335,514

Materials (10.51%)
CF Industries Holdings, Inc.	1,698,465	49,238,500
Dow Chemical Co.	714,895	47,647,752
International Paper Co.	843,209	45,423,669
LyondellBasell Industries NV, Class A	565,260	51,206,903
Mosaic Co.	1,968,768	39,335,985
Total Materials		232,852,809

Telecommunication Services (5.74%)
AT&T, Inc.	1,193,179	44,696,485
CenturyLink, Inc.	1,772,815	34,959,912
Verizon Communications, Inc.	990,751	47,526,326
Total Telecommunication Services		127,182,723

Utilities (10.63%)
Duke Energy Corp.	539,868	47,130,476
Entergy Corp.	583,759	46,216,200
FirstEnergy Corp.	1,589,998	51,802,135
PPL Corp.	1,180,611	46,327,176
Southern Co.	913,258	44,073,831
Total Utilities		235,549,818

TOTAL COMMON STOCKS
(Cost $2,081,387,136)		2,205,651,476

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.12%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	2,760,039	2,760,039

TOTAL SHORT TERM INVESTMENTS
(Cost $2,760,039)			2,760,039

TOTAL INVESTMENTS (99.63%)
(Cost $2,084,147,175)			$2,208,411,515

NET OTHER ASSETS AND LIABILITIES (0.37%)			8,054,045

NET ASSETS (100.00%)			$2,216,465,560

See Notes to Quarterly Schedule of Investments.

BARRON'S 400SM ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (94.50%)
Consumer Discretionary (19.87%)
American Axle & Manufacturing Holdings, Inc.(a)	23,585	$344,577
American Outdoor Brands Corp.(a)(b)	24,470	399,350
Asbury Automotive Group, Inc.(a)	7,511	404,467
Best Buy Co., Inc.	10,588	574,505
Big Lots, Inc.	9,648	459,245
Bojangles', Inc.(a)	25,192	336,313
Brunswick Corp.	7,902	414,697
Caleres, Inc.	15,318	413,280
Callaway Golf Co.	43,703	609,220
Carnival Corp.	8,244	572,793
Carter's, Inc.	5,317	461,037
Century Communities, Inc.(a)	19,216	433,321
Cheesecake Factory, Inc.	7,643	316,650
Children's Place, Inc.	4,008	425,449
Chuy's Holdings, Inc.(a)	16,961	318,867
Coach, Inc.	12,054	502,652
Columbia Sportswear Co.	8,370	479,517
Comcast Corp., Class A	12,558	509,980
Cooper Tire & Rubber Co.	10,873	365,333
Cooper-Standard Holding, Inc.(a)	4,189	421,330
Cracker Barrel Old Country Store, Inc.(b)	2,943	437,506
Dana, Inc.	24,266	584,083
Dave & Buster's Entertainment, Inc.(a)	7,988	466,979
Dorman Products, Inc.(a)	5,900	391,878
DR Horton, Inc.	14,279	516,186
The EW Scripps Co., Class A(a)	20,588	368,113
Five Below, Inc.(a)	12,260	583,208
Foot Locker, Inc.	6,192	218,144
Fox Factory Holding Corp.(a)	17,696	707,840
Francesca's Holdings Corp.(a)	29,171	211,781
The Gap, Inc.	19,823	468,219
Gentex Corp.	21,531	393,371
Gentherm, Inc.(a)	13,014	405,386
Grand Canyon Education, Inc.(a)	6,979	572,627
Hanesbrands, Inc.	23,189	562,565
Hasbro, Inc.	4,784	470,028
Home Depot, Inc.	3,191	478,235
Hooker Furniture Corp.	15,229	612,967
ILG, Inc.	25,533	674,071
Installed Building Products, Inc.(a)	9,482	547,111
The Interpublic Group of Cos., Inc.	19,350	389,709
LCI Industries	4,607	455,172
Lear Corp.	3,200	478,528
Leggett & Platt, Inc.	9,545	438,784
Lennar Corp., Class A	9,104	471,223
LGI Homes, Inc.(a)(b)	15,043	639,929
Lowe's Cos., Inc.	5,734	423,685
Malibu Boats, Inc., Class A(a)	22,317	601,890
MarineMax, Inc.(a)	21,211	342,558
MCBC Holdings, Inc.(a)	30,020	514,543
Mohawk Industries, Inc.(a)	2,042	516,871
Security Description	Shares	Value
Consumer Discretionary (continued)
Nautilus, Inc.(a)	27,966	$457,244
Nexstar Media Group, Inc., Class A	6,697	403,159
NIKE, Inc., Class B	8,202	433,148
Norwegian Cruise Line Holdings, Ltd.(a)	9,218	548,102
Nutrisystem, Inc.	9,626	522,692
NVR, Inc.(a)	234	636,679
Ollie's Bargain Outlet Holdings, Inc.(a)	14,893	623,272
O'Reilly Automotive, Inc.(a)	1,706	334,598
Oxford Industries, Inc.	8,835	510,751
Pool Corp.	3,986	397,364
Potbelly Corp.(a)	36,561	438,732
Priceline Group, Inc.(a)	265	490,801
Ross Stores, Inc.	6,984	408,215
Royal Caribbean Cruises, Ltd.	4,897	609,481
Scripps Networks Interactive, Inc., Class A	5,984	512,530
Select Comfort Corp.(a)	19,608	579,024
Shake Shack, Inc., Class A(a)(b)	15,294	472,891
Signet Jewelers, Ltd.(b)	6,926	436,823
Sinclair Broadcast Group, Inc., Class A	11,416	345,334
Skechers U.S.A., Inc., Class A(a)	17,958	474,630
Starbucks Corp.	8,657	474,923
Sturm Ruger & Co., Inc.	8,887	407,025
Thor Industries, Inc.	4,857	527,665
Tiffany & Co.	5,271	481,769
TJX Cos., Inc.	6,001	433,872
Tractor Supply Co.	6,547	389,612
Tupperware Brands Corp.	7,753	448,666
Ulta Beauty, Inc.(a)	1,645	363,561
Vail Resorts, Inc.	2,527	576,030
Williams-Sonoma, Inc.	9,886	454,756
World Wrestling Entertainment, Inc., Class A	23,189	505,520
Wyndham Worldwide Corp.	5,705	568,674
Total Consumer Discretionary		38,973,316

Consumer Staples (3.06%)
Altria Group, Inc.	6,237	395,426
B&G Foods, Inc.	11,293	344,437
Brown-Forman Corp., Class B	10,138	537,720
Constellation Brands, Inc., Class A	2,952	590,695
Energizer Holdings, Inc.	8,493	374,966
Monster Beverage Corp.(a)	10,153	566,740
National Beverage Corp.	6,365	739,677
Omega Protein Corp.	24,154	381,633
Pinnacle Foods, Inc.	8,017	475,488
Sanderson Farms, Inc.	5,023	740,993
Spectrum Brands Holdings, Inc.(b)	3,379	371,555
USANA Health Sciences, Inc.(a)	8,191	484,907
Total Consumer Staples		6,004,237

Financials (16.30%)
American Financial Group, Inc.	4,870	495,815
Ameris Bancorp	10,104	445,081
Banc of California, Inc.	22,751	422,031
Bank of Hawaii Corp.	5,560	434,403

Security Description	Shares	Value
Financials (continued)
The Bank of NT Butterfield & Son, Ltd.	14,151	$465,285
Bank of the Ozarks, Inc.	8,611	369,929
BofI Holding, Inc.(a)(b)	16,289	431,821
Cathay General Bancorp	12,039	424,616
CenterState Banks, Inc.	18,266	446,969
Central Pacific Financial Corp.	15,259	442,511
Citizens Financial Group, Inc.	12,631	418,465
Cohen & Steers, Inc.	12,683	479,925
Credit Acceptance Corp.(a)	2,368	644,806
Cullen/Frost Bankers, Inc.	5,159	434,388
Customers Bancorp, Inc.(a)	14,314	403,369
Dime Community Bancshares, Inc.	22,695	430,070
Eagle Bancorp, Inc.(a)	7,740	481,428
East West Bancorp, Inc.	8,521	471,808
Enterprise Financial Services Corp.	10,739	410,230
FactSet Research Systems, Inc.	2,651	416,684
Federated Investors, Inc., Class B	17,769	485,271
Fidelity Southern Corp.	21,002	459,104
First Financial Bancorp	16,839	403,294
First Merchants Corp.	11,786	462,836
First Republic Bank	4,885	474,089
Franklin Financial Network, Inc.(a)	12,595	411,856
Glacier Bancorp, Inc.	13,196	438,239
Greenhill & Co., Inc.	15,871	238,859
Hanmi Financial Corp.	14,796	395,053
Heritage Financial Corp.	19,740	516,201
Home BancShares, Inc.	16,746	390,349
Houlihan Lokey, Inc.	14,663	528,601
Independent Bank Group, Inc.	7,417	412,756
Investors Bancorp, Inc.	32,400	424,116
JPMorgan Chase & Co.	5,134	466,629
Kinsale Capital Group, Inc.	14,779	559,385
Lakeland Bancorp, Inc.	23,029	426,037
Lakeland Financial Corp.	10,548	458,416
LegacyTexas Financial Group, Inc.	11,215	403,628
MainSource Financial Group, Inc.	13,957	456,813
MarketAxess Holdings, Inc.	2,455	473,692
Meridian Bancorp, Inc.	25,259	444,558
Moelis & Co., Class A	12,504	492,658
Morningstar, Inc.	5,904	488,261
MSCI, Inc.	4,877	558,953
New Residential Investment Corp., REIT	28,405	468,114
Pacific Premier Bancorp, Inc.(a)	11,954	423,172
PacWest Bancorp	8,479	382,827
PennyMac Financial Services, Inc., Class A(a)	27,157	461,669
Pinnacle Financial Partners, Inc.	6,987	434,591
Preferred Bank	8,685	467,253
S&P Global, Inc.	3,555	548,643
ServisFirst Bancshares, Inc.	11,716	399,633
Simmons First National Corp., Class A	8,213	428,719
State Bank Financial Corp.	17,830	479,092
Sterling Bancorp	19,097	428,728
Stock Yards Bancorp, Inc.	11,002	382,870
Stonegate Bank	9,863	475,495
TPG Specialty Lending, Inc.	23,596	489,617
TriCo Bancshares	13,137	467,414
Security Description	Shares	Value
Financials (continued)
Umpqua Holdings Corp.	25,900	$453,250
Union Bankshares Corp.	13,100	410,423
United Bankshares, Inc.	10,797	362,239
United Community Banks, Inc.	16,352	426,951
United Financial Bancorp, Inc.	27,668	479,210
Walker & Dunlop, Inc.(a)	11,459	552,209
Washington Trust Bancorp, Inc.	8,932	457,765
WesBanco, Inc.	12,185	462,786
Western Alliance Bancorp(a)	9,083	438,073
Wintrust Financial Corp.	6,500	473,265
WSFS Financial Corp.	10,382	464,075
Total Financials		31,957,371

Health Care (14.03%)
AbbVie, Inc.	7,153	538,621
Akorn, Inc.(a)	21,143	695,605
Alexion Pharmaceuticals, Inc.(a)	3,863	550,130
Align Technology, Inc.(a)	4,371	772,531
Amgen, Inc.	2,606	463,269
AMN Healthcare Services, Inc.(a)	11,514	430,048
Amphastar Pharmaceuticals, Inc.(a)	38,509	616,529
Baxter International, Inc.	9,053	561,648
Biogen, Inc.(a)	1,607	508,712
BioTelemetry, Inc.(a)	17,529	651,202
Bristol-Myers Squibb Co.	8,286	501,137
Bruker Corp.	19,774	575,226
Cambrex Corp.(a)	9,442	491,928
Celgene Corp.(a)	3,768	523,488
Cerner Corp.(a)	8,529	578,096
Charles River Laboratories International, Inc.(a)	5,249	571,091
CR Bard, Inc.	1,885	604,727
DaVita, Inc.(a)	6,838	400,433
DENTSPLY SIRONA, Inc.	7,381	417,543
Eagle Pharmaceuticals, Inc.(a)(b)	5,872	320,376
Edwards Lifesciences Corp.(a)	5,006	568,982
Gilead Sciences, Inc.	6,932	580,278
Globus Medical, Inc., Class A(a)	17,134	517,961
HealthEquity, Inc.(a)	10,527	450,240
Heska Corp.(a)	5,021	510,736
ICU Medical, Inc.(a)	3,070	535,254
Illumina, Inc.(a)	2,850	582,711
Innoviva, Inc.(a)	37,510	526,640
Inogen, Inc.(a)	6,382	611,396
Intuitive Surgical, Inc.(a)	635	637,965
Johnson & Johnson	3,696	489,240
LeMaitre Vascular, Inc.	20,551	748,056
LHC Group, Inc.(a)	9,271	604,933
Masimo Corp.(a)	4,903	413,715
Medidata Solutions, Inc.(a)	8,270	619,919
Mettler-Toledo International, Inc.(a)	976	590,568
MiMedx Group, Inc.(a)(b)	55,797	907,817
Natus Medical, Inc.(a)	12,662	425,443
OraSure Technologies, Inc.(a)	42,440	866,200
Phibro Animal Health Corp., Class A	17,209	610,920
Premier, Inc., Class A(a)	15,170	508,195
Regeneron Pharmaceuticals, Inc.(a)	1,200	596,280
SciClone Pharmaceuticals, Inc.(a)	49,716	546,876
Stryker Corp.	3,586	506,953
Supernus Pharmaceuticals, Inc.(a)	17,178	786,752

Security Description	Shares	Value
Health Care (continued)
United Therapeutics Corp.(a)	3,228	$422,222
Veeva Systems, Inc., Class A(a)	10,191	606,365
Waters Corp.(a)	3,004	551,174
Xencor, Inc.(a)	19,722	426,390
Total Health Care		27,522,521

Industrials (13.10%)
AAON, Inc.	13,290	433,254
Acuity Brands, Inc.	2,283	403,612
Air Lease Corp.	12,084	491,094
Alaska Air Group, Inc.	4,971	371,135
Allegiant Travel Co.	3,045	359,310
American Woodmark Corp.(a)	5,445	450,846
AO Smith Corp.	9,298	517,806
Apogee Enterprises, Inc.	8,227	359,520
Argan, Inc.	6,935	439,332
Barnes Group, Inc.	9,456	591,189
Builders FirstSource, Inc.(a)	31,072	505,852
BWX Technologies, Inc.	10,120	553,766
Cintas Corp.	3,967	535,585
Comfort Systems USA, Inc.	13,123	446,838
Continental Building Products, Inc.(a)	18,210	443,413
Copart, Inc.(a)	15,551	508,362
Donaldson Co., Inc.	10,552	498,582
Dycom Industries, Inc.(a)	5,030	405,820
Equifax, Inc.	3,519	501,352
Exponent, Inc.	8,051	548,273
Fortune Brands Home & Security, Inc.	7,828	489,485
Global Brass & Copper Holdings, Inc.	12,907	385,274
Greenbrier Cos., Inc.(b)	11,375	487,988
Hawaiian Holdings, Inc.(a)	9,788	419,416
HD Supply Holdings, Inc.(a)	11,453	381,385
HEICO Corp., Class A	7,973	579,238
Herman Miller, Inc.	15,229	512,456
Hexcel Corp.	8,762	471,133
Huntington Ingalls Industries, Inc.	2,220	474,991
Insperity, Inc.	5,306	426,072
JB Hunt Transport Services, Inc.	4,975	491,978
John Bean Technologies Corp.	5,336	473,303
Knoll, Inc.	20,444	369,014
Lennox International, Inc.	2,788	462,055
Middleby Corp.(a)	3,431	417,553
Nordson Corp.	3,750	409,875
Northrop Grumman Corp.	1,926	524,276
On Assignment, Inc.(a)	9,974	475,760
Patrick Industries, Inc.(a)	6,749	499,426
Ply Gem Holdings, Inc.(a)	24,728	384,520
Rockwell Automation, Inc.	3,081	505,469
Rollins, Inc.	12,853	570,802
Simpson Manufacturing Co., Inc.	11,144	487,884
Snap-on, Inc.	2,771	408,916
Southwest Airlines Co.	8,883	463,160
Supreme Industries, Inc., Class A	23,859	499,607
Tennant Co.	6,725	409,889
Toro Co.	7,737	477,218
Trex Co., Inc.(a)	6,648	505,248
TriNet Group, Inc.(a)	16,079	574,503
United Rentals, Inc.(a)	3,847	454,177
Universal Forest Products, Inc.	4,994	435,527
Security Description	Shares	Value
Industrials (continued)
Wabash National Corp.	22,861	$480,538
Willdan Group, Inc.(a)	13,878	430,357
Woodward, Inc.	6,913	485,362
Total Industrials		25,688,796

Information Technology (22.04%)
Acacia Communications, Inc.(a)(b)	9,181	448,308
Activision Blizzard, Inc.	9,572	627,540
Adobe Systems, Inc.(a)	3,868	600,159
Advanced Energy Industries, Inc.(a)	7,069	519,854
Alphabet, Inc., Class C(a)	555	521,328
Ambarella, Inc.(a)	8,397	456,797
Amkor Technology, Inc.(a)	43,101	378,427
Amphenol Corp., Class A	6,621	535,904
Analog Devices, Inc.	5,614	469,723
Apple, Inc.	3,379	554,156
Applied Materials, Inc.	12,276	553,893
Applied Optoelectronics, Inc.(a)(b)	9,749	576,361
Arista Networks, Inc.(a)	3,698	651,403
Broadridge Financial Solutions, Inc.	6,831	533,706
Cabot Microelectronics Corp.	6,742	482,862
CDK Global, Inc.	7,078	456,531
CDW Corp.	7,907	501,462
Cirrus Logic, Inc.(a)	8,478	491,554
Citrix Systems, Inc.(a)	5,728	447,987
Cognex Corp.	5,899	642,814
Cognizant Technology Solutions Corp., Class A	7,942	562,055
Coherent, Inc.(a)	2,493	581,667
Control4 Corp.(a)	32,046	793,459
Corning, Inc.	17,497	503,214
CTS Corp.	21,650	487,125
Dolby Laboratories, Inc., Class A	9,283	468,420
eBay, Inc.(a)	14,296	516,514
Ebix, Inc.	7,571	436,847
Electronic Arts, Inc.(a)	5,168	627,912
Ellie Mae, Inc.(a)	4,812	399,300
Entegris, Inc.(a)	21,550	548,448
EPAM Systems, Inc.(a)	6,404	520,837
ePlus, Inc.(a)	7,208	603,310
Euronet Worldwide, Inc.(a)	5,645	554,734
F5 Networks, Inc.(a)	3,236	386,314
Fabrinet(a)	12,108	470,275
Facebook, Inc., Class A(a)	3,373	580,055
Fair Isaac Corp.	3,615	508,847
Fiserv, Inc.(a)	4,001	494,964
FleetCor Technologies, Inc.(a)	2,950	424,122
Genpact, Ltd.	19,749	561,859
Gigamon, Inc.(a)	13,716	589,102
GrubHub, Inc.(a)	13,859	791,210
Hackett Group, Inc.	24,330	332,348
II-VI, Inc.(a)	14,236	510,361
Integrated Device Technology, Inc.(a)	19,469	481,079
InterDigital, Inc.	5,534	394,851
IPG Photonics Corp.(a)	3,971	698,062
j2 Global, Inc.	5,523	415,771
Jack Henry & Associates, Inc.	4,953	510,506
KLA-Tencor Corp.	5,058	473,884
Lam Research Corp.	3,839	637,197
Littelfuse, Inc.	2,977	554,198

Security Description	Shares	Value
Information Technology (continued)
Logitech International SA	15,410	$544,589
LogMeIn, Inc.	1	114
Manhattan Associates, Inc.(a)	9,379	394,387
Mastercard, Inc., Class A	4,252	566,792
Match Group, Inc.(a)(b)	28,422	618,179
Maxim Integrated Products, Inc.	10,309	481,018
MAXIMUS, Inc.	7,659	465,514
MaxLinear, Inc.(a)	17,917	387,007
The Meet Group, Inc.(a)	93,774	367,594
Methode Electronics, Inc.	10,653	435,708
Microsoft Corp.	7,293	545,298
Nanometrics, Inc.(a)	16,352	421,718
NIC, Inc.	22,532	368,398
NVIDIA Corp.	4,617	782,304
Oclaro, Inc.(a)(b)	58,001	487,788
Paychex, Inc.	7,539	429,949
Paycom Software, Inc.(a)	8,380	625,232
Rogers Corp.(a)	5,779	685,100
Rudolph Technologies, Inc.(a)	21,700	481,740
Silicon Laboratories, Inc.(a)	6,585	499,802
Skyworks Solutions, Inc.	4,754	500,881
Stamps.com, Inc.(a)(b)	3,609	690,221
Synopsys, Inc.(a)	6,639	533,908
Texas Instruments, Inc.	5,794	479,859
The Trade Desk, Inc., Class A(a)	11,397	603,699
Tyler Technologies, Inc.(a)	3,026	522,893
Ubiquiti Networks, Inc.(a)(b)	9,211	548,884
Universal Display Corp.	5,666	720,149
VMware, Inc., Class A(a)(b)	5,199	562,012
WebMD Health Corp.(a)	8,924	592,911
Total Information Technology		43,213,264

Materials (5.10%)
Albemarle Corp.	4,519	525,379
Avery Dennison Corp.	5,881	554,343
Cabot Corp.	8,072	425,233
Celanese Corp., Series A	5,176	502,175
Chase Corp.	5,062	473,297
Cliffs Natural Resources, Inc.(a)	51,799	433,040
Compass Minerals International, Inc.	6,780	452,904
Eagle Materials, Inc.	4,863	472,927
Hecla Mining Co.	100,819	532,324
Innophos Holdings, Inc.	8,969	409,524
International Flavors & Fragrances, Inc.	3,721	509,219
Kraton Corp.(a)	16,737	549,476
Louisiana-Pacific Corp.(a)	19,881	506,568
Martin Marietta Materials, Inc.	2,218	470,194
Monsanto Co.	4,122	483,098
Neenah Paper, Inc.	6,309	487,370
Rayonier Advanced Materials, Inc.	35,432	486,127
Sealed Air Corp.	10,326	458,268
Sherwin-Williams Co.	1,514	513,655
Tahoe Resources, Inc.	65,526	312,559
Trinseo SA	6,683	447,093
Total Materials		10,004,773

Real Estate (0.49%)
Marcus & Millichap, Inc.(a)	18,048	475,204
Security Description	Shares	Value
Real Estate (continued)
The RMR Group, Inc., Class A	9,598	$495,736
Total Real Estate		970,940

Utilities (0.51%)
PPL Corp.	12,896	506,039
UGI Corp.	9,899	489,110
Total Utilities		995,149

TOTAL COMMON STOCKS
(Cost $157,821,789)		185,330,367

LIMITED PARTNERSHIPS (4.37%)
Consumer Discretionary (0.25%)
Cedar Fair LP	6,931	480,873
Total Consumer Discretionary		480,873

Energy (3.29%)
Antero Midstream Partners LP	13,535	457,077
Cone Midstream Partners LP	22,161	386,266
Dominion Energy Midstream Partners LP	15,155	434,191
EQT GP Holdings LP	17,209	490,801
EQT Midstream Partners LP	6,091	465,170
Magellan Midstream Partners LP	6,086	410,135
Noble Midstream Partners LP	9,987	481,074
Phillips 66 Partners LP	9,195	439,337
Rice Midstream Partners LP	18,316	380,057
Shell Midstream Partners LP	14,869	411,425
Tallgrass Energy Partners LP	8,914	421,365
TC PipeLines LP	7,760	408,331
Valero Energy Partners LP	10,169	442,860
Western Gas Equity Partners LP	10,525	426,578
Western Gas Partners LP	7,849	400,927
Total Energy		6,455,594

Financials (0.55%)
Apollo Global Management LLC, Class A	20,146	594,911
Oaktree Capital Group LLC	10,642	486,339
Total Financials		1,081,250

Materials (0.28%)
SunCoke Energy Partners LP	30,807	540,663
Total Materials		540,663

TOTAL LIMITED PARTNERSHIPS
(Cost $8,554,922)		8,558,380

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.68%)
Money Market Fund (1.10%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $2,152,372)	0.930%	2,152,372	2,152,372

7 Day Yield	Shares	Value
Money Market Fund (continued)
Investments Purchased With Collateral From Securities Loaned (2.58%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.00%
(Cost $5,064,141)	5,064,141	$5,064,141

TOTAL SHORT TERM INVESTMENTS
(Cost $7,216,513)		7,216,513

TOTAL INVESTMENTS (102.55%)
(Cost $173,593,224)		$201,105,260

NET OTHER ASSETS AND LIABILITIES (-2.55%)		(4,997,146)

NET ASSETS (100.00%)		$196,108,114

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $5,257,406.

See Notes to Quarterly Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.59%)
Australia (7.61%)
Dexus	78,741	$600,288
Goodman Group	123,983	817,065
The GPT Group	140,133	556,994
Scentre Group, Ltd.	415,227	1,274,127
Stockland	187,804	661,376
Vicinity Centres	255,354	531,843
Westfield Corp.	148,866	879,274
Total Australia		5,320,967

Brazil (0.40%)
BR Malls Participacoes SA	65,851	283,248

Canada (1.14%)
Allied Properties Real Estate Investment Trust	7,241	224,464
Boardwalk Real Estate Investment Trust	2,820	91,188
RioCan Real Estate Investment Trust	25,125	478,859
Total Canada		794,511

France (4.53%)
Gecina SA	3,585	558,651
Klepierre	16,181	652,042
Unibail-Rodamco SE	7,702	1,958,008
Total France		3,168,701

Germany (4.92%)
alstria office REIT-AG	7,908	115,887
Deutsche EuroShop AG	3,721	146,954
Deutsche Wohnen AG	27,424	1,164,842
LEG Immobilien AG	4,821	487,255
Vonovia SE	36,005	1,521,822
Total Germany		3,436,760

Hong Kong (12.06%)
Cheung Kong Property Holdings, Ltd.	208,500	1,830,362
China Overseas Land & Investment, Ltd.	331,000	1,156,803
Hang Lung Properties, Ltd.	161,000	391,712
Hongkong Land Holdings, Ltd.	91,500	678,015
I-CABLE Communications, Ltd.(a)	46,342	1,717
Link REIT	171,664	1,417,052
Sun Hung Kai Properties, Ltd.	123,000	2,052,685
Wharf Holdings, Ltd.	94,700	902,135
Total Hong Kong		8,430,481

Japan (8.22%)
Japan Real Estate Investment Corp.	99	513,303
Japan Retail Fund Investment Corp.	201	369,876
Mitsubishi Estate Co., Ltd.	107,800	1,857,217
Mitsui Fudosan Co., Ltd.	76,900	1,663,421
Nippon Building Fund, Inc.	107	569,382

Security Description	Shares	Value
Japan (8.22%) (continued)
Nippon Prologis REIT, Inc.	159	$345,379
Nomura Real Estate Master Fund, Inc.	323	426,906
Total Japan		5,745,484

Singapore (2.41%)
Ascendas Real Estate Investment Trust	188,305	369,403
CapitaLand Mall Trust	211,547	338,550
CapitaLand, Ltd.	201,500	561,724
City Developments, Ltd.	47,900	413,665
Total Singapore		1,683,342

Spain (0.72%)
Merlin Properties Socimi SA	36,614	504,521

Sweden (0.47%)
Castellum AB	21,013	328,983

Switzerland (0.41%)
PSP Swiss Property AG	3,153	289,341

United Kingdom (3.88%)
British Land Co. PLC	79,124	625,658
Derwent London PLC	8,539	307,403
Hammerson PLC	61,359	445,116
Land Securities Group PLC	61,202	799,318
Segro PLC	76,954	535,360
Total United Kingdom		2,712,855

United States (52.82%)
Alexandria Real Estate Equities, Inc.	7,096	860,816
American Campus Communities, Inc.	10,416	495,697
AvalonBay Communities, Inc.	10,701	2,008,899
Boston Properties, Inc.	11,936	1,439,482
Digital Realty Trust, Inc.	12,394	1,466,706
Douglas Emmett, Inc.	11,356	442,430
Duke Realty Corp.	27,703	823,333
Equinix, Inc.	6,040	2,829,196
Equity LifeStyle Properties, Inc.	6,357	566,726
Equity Residential	28,457	1,910,888
Essex Property Trust, Inc.	5,103	1,357,245
Extra Space Storage, Inc.	9,804	761,084
Federal Realty Investment Trust	5,630	714,616
GGP, Inc.	45,153	936,925
HCP, Inc.	36,462	1,086,932
Highwoods Properties, Inc.	7,943	414,863
Host Hotels & Resorts, Inc.	57,364	1,039,436
Kilroy Realty Corp.	7,621	527,602
Kimco Realty Corp.	33,164	650,678
National Retail Properties, Inc.	11,475	479,999
ProLogis, Inc.	41,099	2,604,033
Public Storage	11,589	2,379,685
Realty Income Corp.	21,127	1,216,070
Regency Centers Corp.	11,386	732,347
Simon Property Group, Inc.	16,944	2,657,666

Security Description	Shares	Value
United States (52.82%) (continued)
SL Green Realty Corp.	7,841	$755,716
UDR, Inc.	20,828	808,543
Ventas, Inc.	27,520	1,883,469
Vornado Realty Trust	13,426	1,000,103
Welltower, Inc.	28,384	2,078,276
Total United States		36,929,461

TOTAL COMMON STOCKS
(Cost $60,707,565)		69,628,655

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.21%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	147,470	147,470

TOTAL SHORT TERM INVESTMENTS
(Cost $147,470)			147,470

TOTAL INVESTMENTS (99.80%)
(Cost $60,855,035)			$69,776,125

NET OTHER ASSETS AND LIABILITIES (0.20%)			139,055

NET ASSETS (100.00%)			$69,915,180

(a)	Non-income producing security.

RIVERFRONT DYNAMIC CORE INCOME ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (93.84%)
Consumer Discretionary (10.54%)
Charter Communications Operating LLC, First Lien
3.58%, 07/23/2020	$668,000	$685,783
Comcast Corp., Sr. Unsec.
5.15%, 03/01/2020	637,000	689,579
Ford Motor Credit Co. LLC, Sr. Unsec.
2.24%, 06/15/2018	200,000	200,808
2.02%, 05/03/2019	150,000	150,001
4.13%, 08/04/2025	100,000	102,963
General Motors Financial Co., Inc., Sr. Unsec.
3.20%, 07/13/2020	205,000	209,470
3.70%, 05/09/2023	150,000	153,125
4.00%, 01/15/2025	95,000	96,379
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., Sr. Unsec.
4.63%, 04/01/2025	675,000	706,995
The Home Depot, Inc., Sr. Unsec.
2.63%, 06/01/2022	818,000	835,459
Time Warner, Inc., Sr. Unsec.
4.70%, 01/15/2021	98,000	105,626
4.75%, 03/29/2021	175,000	189,327
2.95%, 07/15/2026	200,000	189,851
Total Consumer Discretionary		4,315,366

Consumer Staples (8.32%)
Anheuser-Busch InBev Finance, Inc., Sr. Unsec.
2.65%, 02/01/2021	668,000	682,112
Constellation Brands, Inc., Sr. Unsec.
4.25%, 05/01/2023	600,000	648,596
4.75%, 12/01/2025	100,000	110,948
CVS Health Corp., Sr. Unsec.
2.25%, 08/12/2019	625,000	630,053
Kraft Heinz Foods Co., Sr. Unsec.
5.38%, 02/10/2020	250,000	269,638
3.50%, 06/06/2022	215,000	223,699
PepsiCo, Inc., Sr. Unsec.
3.10%, 07/17/2022	620,000	647,105
Procter & Gamble Co., Sr. Unsec.
2.45%, 11/03/2026	200,000	197,669
Total Consumer Staples		3,409,820

Energy (7.65%)
ConocoPhillips Co., Sr. Unsec.
4.95%, 03/15/2026	200,000	225,069
Security Description	Principal Amount	Value
Energy (continued)
Enterprise Products Operating LLC, Sr. Unsec.
3.35%, 03/15/2023	$668,000	$691,029
Exxon Mobil Corp., Sr. Unsec.
3.04%, 03/01/2026	60,000	61,750
Kinder Morgan, Inc., Sr. Unsec.
3.05%, 12/01/2019	668,000	678,990
ONEOK Partners LP, Sr. Unsec.
3.38%, 10/01/2022	450,000	455,314
Petroleos Mexicanos, Sr. Unsec.
8.00%, 05/03/2019	581,000	637,647
4.88%, 01/24/2022	100,000	105,350
Sabine Pass Liquefaction LLC, First Lien
5.63%, 04/15/2023	250,000	276,633
Total Energy		3,131,782

Financials (25.70%)
Bank of America Corp., Sr. Unsec.
3.30%, 01/11/2023	668,000	687,532
The Bank of New York Mellon Corp., Sr. Unsec.
2.45%, 11/27/2020	700,000	710,612
Berkshire Hathaway Finance Corp., Sr. Unsec.
5.75%, 01/15/2040	101,000	130,642
Berkshire Hathaway, Inc., Sr. Unsec.
3.13%, 03/15/2026	150,000	153,724
4.50%, 02/11/2043	227,000	254,295
Boston Properties LP, Sr. Unsec.
3.13%, 09/01/2023	100,000	103,123
Capital One Financial Corp., Sr. Unsec.
3.50%, 06/15/2023	448,000	463,576
Capital One NA, Sr. Unsec.
2.25%, 09/13/2021	200,000	198,406
Citigroup Inc., Sr. Unsec.
2.65%, 10/26/2020	402,000	407,935
2.70%, 03/30/2021	324,000	328,624
Credit Suisse Group Funding Guernsey Ltd., Sr. Unsec.
3.13%, 12/10/2020	200,000	204,984
3.45%, 04/16/2021	200,000	206,576
4.55%, 04/17/2026	200,000	215,370
The Goldman Sachs Group, Inc., Sr. Unsec.
2.55%, 10/23/2019	678,000	686,425
HSBC Finance Corp., Sub.
6.68%, 01/15/2021	548,000	623,572
HSBC USA, Inc., Sr. Unsec.
2.35%, 03/05/2020	125,000	126,165
JPMorgan Chase & Co., Sub.
3.38%, 05/01/2023	668,000	686,280
MetLife Inc., Sr. Unsec.
7.72%, 02/15/2019	700,000	759,916

Security Description	Principal Amount	Value
Financials (continued)
Morgan Stanley, Sr. Unsec.
5.63%, 09/23/2019	$760,000	$814,948
The PNC Financial Services Group Inc., Sr. Unsec.
3.15%, 05/19/2027	650,000	658,162
Prudential Financial, Inc., Sr. Unsec.
4.50%, 11/16/2021	150,000	163,799
S&P Global, Inc., Sr. Unsec.
4.00%, 06/15/2025	450,000	478,608
US Bancorp., Sr. Unsec.
2.63%, 01/24/2022	175,000	178,491
3.00%, 03/15/2022	500,000	518,349
Wells Fargo & Co., Sr. Unsec.
2.13%, 04/22/2019	500,000	503,239
2.55%, 12/07/2020	231,000	234,338
4.60%, 04/01/2021	29,000	31,358
Total Financials		10,529,049

Health Care (8.73%)
AbbVie, Inc., Sr. Unsec.
2.90%, 11/06/2022	670,000	680,515
Allergan Funding SCS, Sr. Unsec.
3.00%, 03/12/2020	668,000	682,073
Fresenius Medical Care US Finance II, Inc., Sr. Unsec.
4.13%, 10/15/2020(a)	600,000	628,158
Gilead Sciences, Inc., Sr. Unsec.
4.40%, 12/01/2021	125,000	135,686
2.50%, 09/01/2023	200,000	199,816
Pfizer, Inc., Sr. Unsec.
3.00%, 12/15/2026	712,000	725,888
UnitedHealth Group, Inc., Sr. Unsec.
2.88%, 03/15/2023	250,000	256,252
3.75%, 07/15/2025	250,000	266,487
Total Health Care		3,574,875

Industrials (10.59%)
Burlington Northern Santa Fe LLC, Sr. Unsec.
3.05%, 09/01/2022	227,000	235,043
3.00%, 04/01/2025	173,000	177,310
Caterpillar Financial Services Corp., Sr. Unsec.
2.50%, 11/13/2020	270,000	274,585
2.75%, 08/20/2021	200,000	204,192
2.40%, 06/06/2022	150,000	151,547
CSX Corp., Sr. Unsec.
4.25%, 06/01/2021	50,000	53,497
3.40%, 08/01/2024	200,000	207,257
General Electric Co., Sr. Unsec.
2.70%, 10/09/2022	668,000	684,226
International Lease Finance Corp., Sr. Unsec.
8.25%, 12/15/2020	350,000	410,741
5.88%, 08/15/2022	300,000	339,993
Security Description	Principal Amount	Value
Industrials (continued)
John Deere Capital Corp., Sr. Unsec.
2.65%, 06/24/2024	$251,000	$252,486
Lockheed Martin Corp., Sr. Unsec.
4.25%, 11/15/2019	200,000	209,906
3.55%, 01/15/2026	450,000	470,790
USG Corp., Sr. Unsec.
4.88%, 06/01/2027(a)	650,000	667,875
Total Industrials		4,339,448

Information Technology (7.88%)
Apple, Inc., Sr. Unsec.
2.40%, 05/03/2023	503,000	505,075
3.20%, 05/11/2027	174,000	178,144
Cisco Systems, Inc., Sr. Unsec.
4.95%, 02/15/2019	606,000	634,973
Flextronics International Ltd., Sr. Unsec.
5.00%, 02/15/2023	668,000	734,315
International Business Machines Corp., Sr. Unsec.
2.88%, 11/09/2022	550,000	565,290
Microsoft Corp., Sr. Unsec.
2.00%, 08/08/2023	450,000	444,743
4.10%, 02/06/2037	150,000	164,237
Total Information Technology		3,226,777

Materials (3.70%)
The Dow Chemical Co., Sr. Unsec.
4.25%, 11/15/2020	600,000	637,539
3.00%, 11/15/2022	100,000	102,749
The Sherwin-Williams Co., Sr. Unsec.
3.45%, 08/01/2025	650,000	663,333
Vale Overseas, Ltd., Sr. Unsec.
6.25%, 08/10/2026	100,000	113,850
Total Materials		1,517,471

Real Estate (1.56%)
Boston Properties LP, Sr. Unsec.
3.85%, 02/01/2023	600,000	639,463
Total Real Estate		639,463

Telecommunication Services (3.40%)
AT&T, Inc., Sr. Unsec.
2.45%, 06/30/2020	668,000	674,151
Verizon Communications, Inc., Sr. Unsec.
4.50%, 09/15/2020	668,000	717,073
Total Telecommunication Services		1,391,224

Utilities (5.77%)
CMS Energy Corp., Sr. Unsec.
3.60%, 11/15/2025	100,000	103,663
Consumers Energy Co., Sec.
3.13%, 08/31/2024	175,000	180,071

Security Description	Principal Amount	Value
Utilities (continued)
Dominion Energy, Inc., Sr. Unsec.
5.20%, 08/15/2019	$500,000	$530,381
3.63%, 12/01/2024	50,000	52,282
Duke Energy Corp., Sr. Unsec.
1.80%, 09/01/2021	675,000	666,248
The Southern Co., Sr. Unsec.
2.95%, 07/01/2023	818,000	828,752
Total Utilities		2,361,397

TOTAL CORPORATE BONDS
(Cost $38,017,569)		38,436,672

GOVERNMENT BONDS (2.64%)
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	849,968	1,082,562

TOTAL GOVERNMENT BONDS
(Cost $1,041,387)		1,082,562

Security Description	7 Day Yield	Value	Shares

SHORT TERM INVESTMENTS (2.67%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	1,094,313	$1,094,313

TOTAL SHORT TERM INVESTMENTS
(Cost $1,094,313)			1,094,313

TOTAL INVESTMENTS (99.15%)
(Cost $40,153,269)			$40,613,547

NET OTHER ASSETS AND LIABILITIES (0.85%)			346,464

NET ASSETS (100.00%)			$40,960,011

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,296,033, representing 3.16% of net assets.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC UNCONSTRAINED INCOME ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (93.27%)
Consumer Discretionary (20.96%)
Aramark Services, Inc., Sr. Unsec.
5.13%, 01/15/2024	$150,000	$159,750
Cablevision Systems Corp., Sr. Unsec.
5.88%, 09/15/2022	150,000	157,125
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec.
5.13%, 05/01/2027(a)	150,000	154,875
Clear Channel Worldwide Holdings, Inc., Sr. Unsec.
6.50%, 11/15/2022	150,000	155,250
DISH DBS Corp., Sr. Unsec.
5.88%, 11/15/2024	150,000	162,375
The Goodyear Tire & Rubber Co., Sr. Unsec.
5.00%, 05/31/2026	150,000	157,125
Hanesbrands, Inc., Sr. Unsec.
4.63%, 05/15/2024(a)	125,000	130,625
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., Sr. Unsec.
4.63%, 04/01/2025	150,000	157,110
International Game Technology PLC, First Lien
6.25%, 02/15/2022(a)	150,000	166,125
KB Home, Sr. Unsec.
7.50%, 09/15/2022	30,000	34,575
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec.
5.00%, 06/01/2024(a)	125,000	130,975
Lamar Media Corp., Sr. Unsec.
5.75%, 02/01/2026	65,000	70,363
Lennar Corp., Sr. Unsec.
4.13%, 01/15/2022	25,000	25,844
4.50%, 04/30/2024	80,000	83,000
MGM Resorts International, Sr. Unsec.
4.63%, 09/01/2026	200,000	204,497
PulteGroup, Inc., Sr. Unsec.
5.50%, 03/01/2026	55,000	59,331
5.00%, 01/15/2027	40,000	41,350
Service Corp. International, Sr. Unsec.
5.38%, 05/15/2024	150,000	160,125
Total Consumer Discretionary		2,210,420
Security Description	Principal Amount	Value
Consumer Staples (3.65%)
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Sr. Unsec.
5.88%, 01/15/2024	$100,000	$107,375
Spectrum Brands, Inc., Sr. Unsec.
5.75%, 07/15/2025	110,000	117,563
TreeHouse Foods, Inc., Sr. Unsec.
6.00%, 02/15/2024(a)	150,000	159,375
Total Consumer Staples		384,313

Energy (11.68%)
Cheniere Corpus Christi Holdings LLC, First Lien
7.00%, 06/30/2024	125,000	142,813
Chesapeake Energy Corp., Sr. Unsec.
6.63%, 08/15/2020	60,000	60,300
Continental Resources, Inc., Sr. Unsec.
5.00%, 09/15/2022	125,000	126,094
DCP Midstream Operating LP, Sr. Unsec.
3.88%, 03/15/2023	50,000	48,938
Newfield Exploration Co., Sr. Unsec.
5.75%, 01/30/2022	200,000	211,999
Petroleos Mexicanos, Sr. Unsec.
6.88%, 08/04/2026	40,000	46,092
6.50%, 03/13/2027(a)	40,000	44,850
Range Resources Corp., Sr. Unsec.
5.00%, 08/15/2022(a)	35,000	34,563
5.00%, 03/15/2023(a)	35,000	34,737
Southwestern Energy Co., Sr. Unsec.
5.80%, 01/23/2020(b)	125,000	129,063
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Sr. Unsec.
6.38%, 05/01/2024	125,000	136,563
Transocean, Inc., Sr. Unsec.
9.00%, 07/15/2023(a)	50,000	53,375
Weatherford International Ltd., Sr. Unsec.
9.63%, 03/01/2019	150,000	161,249
Total Energy		1,230,636

Financials (3.48%)
Ally Financial, Inc.
5.75%, 11/20/2025	55,000	59,590
CIT Group, Inc., Sr. Unsec.
5.00%, 08/15/2022	165,000	179,008
Navient Corp., Sr. Unsec.
5.50%, 01/25/2023	25,000	25,344
6.13%, 03/25/2024	100,000	102,500
Total Financials		366,442

Security Description	Principal Amount	Value
Health Care (8.56%)
Centene Corp., Sr. Unsec.
4.75%, 05/15/2022	$76,000	$80,142
6.13%, 02/15/2024	100,000	107,874
DaVita, Inc., Sr. Unsec.
5.00%, 05/01/2025	150,000	152,445
HCA, Inc., Sec.
5.00%, 03/15/2024	150,000	159,749
HealthSouth Corp., Sr. Unsec.
5.75%, 11/01/2024	125,000	129,063
LifePoint Health, Inc., Sr. Unsec.
5.38%, 05/01/2024	65,000	67,438
Tenet Healthcare Corp., Sec.
4.75%, 06/01/2020	150,000	155,438
Valeant Pharmaceuticals International, Inc., Sr. Unsec.
5.38%, 03/15/2020(a)	50,000	49,563
Total Health Care		901,712

Industrials (14.95%)
ADT Corp., First Lien
6.25%, 10/15/2021	150,000	163,807
Aircastle, Ltd., Sr. Unsec.
4.13%, 05/01/2024	65,000	67,295
CNH Industrial NV, Sr. Unsec.
4.50%, 08/15/2023	100,000	105,625
Icahn Enterprises LP / Icahn Enterprises Finance Corp., Sr. Unsec.
6.00%, 08/01/2020	150,000	154,781
Owens-Brockway Glass Container, Inc., Sr. Unsec.
5.00%, 01/15/2022(a)	150,000	158,063
Park Aerospace Holdings Ltd., Sr. Unsec.
5.25%, 08/15/2022(a)	125,000	130,781
Terex Corp., Sr. Unsec.
5.63%, 02/01/2025(a)	100,000	104,875
TransDigm, Inc., Sr. Sub.
6.00%, 07/15/2022	55,000	57,063
6.38%, 06/15/2026	25,000	25,781
United Rentals North America, Inc., Sr. Unsec.
5.88%, 09/15/2026	150,000	163,837
USG Corp., Sr. Unsec.
4.88%, 06/01/2027(a)	150,000	154,125
WESCO Distribution, Inc., Sr. Unsec.
5.38%, 06/15/2024	150,000	157,500
XPO Logistics, Inc., Sr. Unsec.
6.50%, 06/15/2022(a)	125,000	131,981
Total Industrials		1,575,514
Security Description	Principal Amount	Value
Information Technology (5.31%)
Dell International LLC / EMC Corp., Sr. Unsec.
5.88%, 06/15/2021(a)	$50,000	$52,548
7.13%, 06/15/2024(a)	50,000	55,411
First Data Corp., First Lien
5.38%, 08/15/2023(a)	125,000	131,875
SS&C Technologies Holdings, Inc., Sr. Unsec.
5.88%, 07/15/2023	150,000	158,250
VeriSign, Inc., Sr. Unsec.
4.75%, 07/15/2027(a)	65,000	66,456
Western Digital Corp., Sr. Unsec.
10.50%, 04/01/2024	80,000	95,200
Total Information Technology		559,740

Materials (12.66%)
AK Steel Corp., First Lien
7.50%, 07/15/2023	100,000	108,750
ArcelorMittal, Sr. Unsec.
6.75%, 02/25/2022(b)	100,000	113,000
Ashland LLC, Sr. Unsec.
4.75%, 08/15/2022	150,000	157,124
Ball Corp., Sr. Unsec.
5.25%, 07/01/2025	65,000	71,094
Cascades, Inc., Sr. Unsec.
5.50%, 07/15/2022(a)	150,000	156,000
Crown Americas LLC / Crown Americas Capital Corp., Sr. Unsec., Series V
4.25%, 09/30/2026	65,000	65,488
Freeport-McMoRan, Inc., Sr. Unsec.
6.50%, 11/15/2020	100,000	102,500
3.88%, 03/15/2023	25,000	24,875
Graphic Packaging International, Inc., Sr. Unsec.
4.88%, 11/15/2022	100,000	106,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, First Lien
5.13%, 07/15/2023(a)	65,000	67,824
Scotts Miracle-Gro Co., Sr. Unsec.
5.25%, 12/15/2026	100,000	105,620
Teck Resources Ltd., Sr. Unsec.
8.50%, 06/01/2024(a)	125,000	144,375
Vale Overseas Ltd., Sr. Unsec.
5.88%, 06/10/2021	100,000	111,120
Total Materials		1,334,145

Real Estate (2.51%)
Equinix, Inc., Sr. Unsec.
5.75%, 01/01/2025	55,000	59,400
Iron Mountain, Inc., Sr. Sub.
5.75%, 08/15/2024	200,000	205,010
Total Real Estate		264,410

Security Description	Principal Amount	Value
Telecommunication Services (6.44%)
CenturyLink, Inc., Sr. Unsec.
7.50%, 04/01/2024	$150,000	$157,500
Level 3 Financing, Inc., Sr. Unsec.
5.38%, 01/15/2024	60,000	61,482
SFR Group SA, First Lien
6.25%, 05/15/2024(a)	75,000	79,219
Sprint Communications, Inc., Sr. Unsec.
9.00%, 11/15/2018(a)	56,000	60,550
6.00%, 11/15/2022	150,000	159,937
T-Mobile USA, Inc., Sr. Unsec.
6.50%, 01/15/2024	150,000	160,500
Total Telecommunication Services		679,188

Utilities (3.07%)
AmeriGas Partners LP / AmeriGas Finance Corp., Sr. Unsec.
5.75%, 05/20/2027	150,000	152,250
Calpine Corp., Sr. Unsec.
5.38%, 01/15/2023	60,000	57,300
Dynegy, Inc., Sr. Unsec.
7.38%, 11/01/2022	60,000	62,250
NRG Energy, Inc., Sr. Unsec.
6.63%, 03/15/2023	50,000	51,875
Total Utilities		323,675

TOTAL CORPORATE BOND
(Cost $9,543,527)		9,830,195

Security Description	7 Day Yield	Value	Shares

SHORT TERM INVESTMENTS (5.50%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	579,457	$579,457

TOTAL SHORT TERM INVESTMENTS
(Cost $579,457)			579,457

TOTAL INVESTMENTS (98.77%)
(Cost $10,122,984)			$10,409,652

NET OTHER ASSETS AND LIABILITIES (1.23%)			130,115

NET ASSETS (100.00%)			$10,539,767

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,453,146, representing 23.28% of net assets.

(b)	Represents a step bond. Rate disclosed is as of August 31, 2017.

 See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC US DIVIDEND ADVANTAGE ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.74%)
Consumer Discretionary (10.38%)
Amazon.com, Inc.(a)	513	$503,048
Best Buy Co., Inc.	6,497	352,527
Bob Evans Farms, Inc.	5,097	350,572
Comcast Corp., Class A	11,033	448,050
Darden Restaurants, Inc.	4,971	408,069
Dunkin' Brands Group, Inc.	3,975	204,951
Ford Motor Co.	50,957	562,056
Garmin, Ltd.	4,362	224,643
International Game Technology PLC	25,458	518,579
Meredith Corp.	6,910	375,559
Target Corp.	9,162	499,604
Time Warner, Inc.	3,359	339,595
Total Consumer Discretionary		4,787,253

Consumer Staples (8.24%)
Avon Products, Inc.(a)	65,838	163,937
CVS Health Corp.	10,268	794,127
Flowers Foods, Inc.	32,911	571,664
PepsiCo, Inc.	3,942	456,208
Philip Morris International, Inc.	2,957	345,762
SUPERVALU, Inc.(a)	16,551	330,854
Wal-Mart Stores, Inc.	14,600	1,139,822
Total Consumer Staples		3,802,374

Energy (7.21%)
Apache Corp.	7,108	276,075
Chevron Corp.	4,476	481,707
EOG Resources, Inc.	5,461	464,130
Exxon Mobil Corp.	7,744	591,099
Occidental Petroleum Corp.	5,115	305,366
ONEOK, Inc.	6,848	370,888
Phillips 66	4,416	370,105
Williams Cos., Inc.	15,741	467,980
Total Energy		3,327,350

Financials (16.91%)
Ameriprise Financial, Inc.	2,810	389,213
Bank of America Corp.	19,627	468,889
East West Bancorp, Inc.	6,192	342,851
Federated Investors, Inc., Class B	10,375	283,341
First American Financial Corp.	11,504	564,386
Greenhill & Co., Inc.	17,259	259,748
Hartford Financial Services Group, Inc.	13,710	741,299
JPMorgan Chase & Co.	7,837	712,305
MetLife, Inc.	7,182	336,333
Old Republic International Corp.	16,334	311,816
People's United Financial, Inc.	13,985	233,550
Security Description	Shares	Value
Financials (continued)
Progressive Corp.	5,556	$258,243
Prudential Financial, Inc.	3,323	339,212
S&P Global, Inc.	2,517	388,449
SunTrust Banks, Inc.	6,526	359,583
T Rowe Price Group, Inc.	8,392	707,949
Wells Fargo & Co.	14,452	738,064
XL Group, Ltd.	8,794	360,202
Total Financials		7,795,433

Health Care (12.81%)
AbbVie, Inc.	3,521	265,131
Aetna, Inc.	3,218	507,479
AmerisourceBergen Corp.	6,538	524,675
Amgen, Inc.	2,212	393,227
Cigna Corp.	3,114	566,935
Gilead Sciences, Inc.	9,837	823,455
HealthSouth Corp.	19,218	879,224
Kindred Healthcare, Inc.	34,904	282,722
McKesson Corp.	2,272	339,232
PDL BioPharma, Inc.(a)	153,459	478,792
Pfizer, Inc.	25,029	848,984
Total Health Care		5,909,856

Industrials (8.15%)
Boeing Co.	2,913	698,130
Brink's Co.	5,514	432,573
Caterpillar, Inc.	3,163	371,621
Cummins, Inc.	2,100	334,698
Eaton Corp. PLC	8,122	582,835
Emerson Electric Co.	6,107	360,557
MSA Safety, Inc.	3,699	269,509
RR Donnelley & Sons Co.	40,591	374,655
Timken Co.	7,471	335,074
Total Industrials		3,759,652

Information Technology (22.96%)
Analog Devices, Inc.	6,703	560,840
Apple, Inc.	12,173	1,996,371
Applied Materials, Inc.	17,018	767,852
Broadcom, Ltd.	1,404	353,906
Cognizant Technology Solutions Corp., Class A	10,235	724,331
Facebook, Inc., Class A(a)	879	151,162
HP, Inc.	19,356	369,312
Intel Corp.	6,179	216,698
InterDigital, Inc.	5,445	388,501
Lam Research Corp.	2,551	423,415
Leidos Holdings, Inc.	10,667	622,099
Maxim Integrated Products, Inc.	7,427	346,544
Microchip Technology, Inc.	5,019	435,649
Micron Technology, Inc.(a)	13,821	441,857
NetApp, Inc.	8,102	313,223
NVIDIA Corp.	3,500	593,040
Texas Instruments, Inc.	9,956	824,556
Western Digital Corp.	5,718	504,728

Security Description	Shares	Value
Information Technology (continued)
Xilinx, Inc.	8,344	$551,205
Total Information Technology		10,585,289

Materials (2.40%)
Avery Dennison Corp.	3,290	310,115
Compass Minerals International, Inc.	3,773	252,036
LyondellBasell Industries NV, Class A	6,002	543,722
Total Materials		1,105,873

Real Estate (3.05%)
Core Civic, Inc.	7,999	214,373
LaSalle Hotel Properties	15,250	432,795
Macerich Co.	3,007	158,679
Washington Prime Group, Inc.	72,157	602,512
Total Real Estate		1,408,359

Telecommunication Services (3.91%)
AT&T, Inc.	24,853	930,993
CenturyLink, Inc.	19,987	394,144
Verizon Communications, Inc.	9,989	479,172
Total Telecommunication Services		1,804,309

Utilities (3.72%)
American Electric Power Co., Inc.	2,575	189,597
Consolidated Edison, Inc.	6,370	536,800
Duke Energy Corp.	2,602	227,155
Entergy Corp.	5,329	421,897
FirstEnergy Corp.	5,776	188,182
Southern Co.	3,112	150,185
Total Utilities		1,713,816

TOTAL COMMON STOCKS
(Cost $44,045,022)		45,999,564

TOTAL INVESTMENTS (99.74%)
(Cost $44,045,022)		$45,999,564

NET OTHER ASSETS AND LIABILITIES (0.26%)		120,554

NET ASSETS (100.00%)		$46,120,118

(a)	Non income producing security.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC US FLEX-CAP ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.87%)
Consumer Discretionary (14.10%)
Amazon.com, Inc.(a)	372	$364,783
American Public Education, Inc.(a)	2,594	47,859
Best Buy Co., Inc.	4,318	234,295
Bob Evans Farms, Inc.	5,456	375,264
Boyd Gaming Corp.	2,946	77,892
Darden Restaurants, Inc.	4,645	381,308
Dave & Buster's Entertainment, Inc.(a)	1,482	86,638
Delphi Automotive PLC	2,499	240,904
Dollar General Corp.	2,534	183,867
Entercom Communications Corp., Class A(b)	4,695	48,359
EW Scripps Co., Class A(a)	2,921	52,227
Five Below, Inc.(a)	1,742	82,867
Ford Motor Co.	28,087	309,800
GameStop Corp., Class A	2,453	45,381
International Game Technology PLC	41,863	852,748
JC Penney Co., Inc.(a)	23,442	90,721
La-Z-Boy, Inc.	3,827	91,274
Michaels Cos., Inc.(a)	4,334	97,298
Netflix, Inc.(a)	2,694	470,668
Priceline Group, Inc.(a)	67	124,089
RH(a)(b)	5,664	265,019
Sally Beauty Holdings, Inc.(a)	4,630	86,072
Steven Madden, Ltd.(a)	2,205	93,492
Wyndham Worldwide Corp.	2,646	263,753
Total Consumer Discretionary		4,966,578

Consumer Staples (6.07%)
Avon Products, Inc.(a)	113,090	281,594
Boston Beer Co., Inc., Class A(a)	694	103,406
CVS Health Corp.	5,398	417,481
Flowers Foods, Inc.	7,909	137,379
Ingredion, Inc.	736	91,132
Kimberly-Clark Corp.	595	73,358
Kroger Co.	1,658	36,260
PepsiCo, Inc.	1,820	210,629
Tyson Foods, Inc., Class A	4,492	284,344
United Natural Foods, Inc.(a)	3,427	119,088
Wal-Mart Stores, Inc.	4,934	385,197
Total Consumer Staples		2,139,868

Energy (4.35%)
Bill Barrett Corp.(a)	9,271	27,720
Chevron Corp.	2,840	305,641
Ensco PLC, Class A(b)	14,816	62,968
Exxon Mobil Corp.	2,270	173,269
Green Plains, Inc.	1,986	36,840
Kinder Morgan, Inc.	12,832	248,043
Occidental Petroleum Corp.	1,982	118,325
Security Description	Shares	Value
Energy (continued)
Rowan Cos. PLC, Class A(a)	3,914	$38,162
Transocean, Ltd.(a)(b)	22,565	184,130
Unit Corp.(a)	2,056	32,732
Williams Cos., Inc.	10,308	306,457
Total Energy		1,534,287

Financials (15.74%)
American Express Co.	5,243	451,422
Brookline Bancorp, Inc.	5,016	71,980
Capital One Financial Corp.	1,788	142,343
Capstead Mortgage Corp.	7,255	70,156
Citigroup, Inc.	4,815	327,564
CNO Financial Group, Inc.	4,729	105,693
E*Trade Financial Corp.(a)	19,156	785,589
East West Bancorp, Inc.	3,411	188,867
Everest Re Group, Ltd.	392	98,972
EZCORP, Inc., Class A(a)	9,866	89,287
First American Financial Corp.	3,457	169,600
First Financial Bankshares, Inc.	2,317	92,796
Goldman Sachs Group, Inc.	1,884	421,526
Northern Trust Corp.	3,796	335,946
Old Republic International Corp.	3,178	60,668
Progressive Corp.	5,127	238,303
Prudential Financial, Inc.	3,305	337,374
Signature Bank(a)	190	24,385
SLM Corp.(a)	9,408	95,679
T Rowe Price Group, Inc.	3,585	302,431
Virtus Investment Partners, Inc.	409	43,354
Washington Federal, Inc.	11,156	348,625
Wells Fargo & Co.	5,876	300,087
Wintrust Financial Corp.	611	44,487
XL Group, Ltd.	9,750	399,360
Total Financials		5,546,494

Health Care (11.44%)
ANI Pharmaceuticals, Inc.(a)	736	35,328
Centene Corp.(a)	3,380	300,313
Chemed Corp.	317	62,541
Cigna Corp.	2,910	529,795
Community Health Systems, Inc.(a)	10,633	81,236
CR Bard, Inc.	545	174,841
DaVita, Inc.(a)	3,711	217,316
Endo International PLC(a)	31,936	280,717
Express Scripts Holding Co.(a)	5,276	331,438
Gilead Sciences, Inc.	6,672	558,514
HCA Healthcare, Inc.(a)	2,146	168,804
Hologic, Inc.(a)	1,380	53,268
Humana, Inc.	1,130	291,111
Lannett Co., Inc.(a)(b)	1,967	34,521
Mallinckrodt PLC(a)	7,479	307,237
McKesson Corp.	2,549	380,591
OraSure Technologies, Inc.(a)	4,448	90,784
Supernus Pharmaceuticals, Inc.(a)	1,683	77,081
United Therapeutics Corp.(a)	432	56,506
Total Health Care		4,031,942

Security Description	Shares	Value
Industrials (13.76%)
AO Smith Corp.	874	$48,673
Boeing Co.	2,033	487,229
Brink's Co.	4,835	379,306
Carlisle Cos., Inc.	1,160	109,840
Curtiss-Wright Corp.	3,974	384,763
Delta Air Lines, Inc.	3,720	175,547
Engility Holdings, Inc.(a)	3,027	94,049
Hub Group, Inc., Class A(a)	846	32,529
JetBlue Airways Corp.(a)	3,813	75,536
L3 Technologies, Inc.	1,276	231,568
ManpowerGroup, Inc.	756	84,302
Regal Beloit Corp.	585	44,109
RR Donnelley & Sons Co.	31,050	286,592
Saia, Inc.(a)	1,688	95,456
Timken Co.	19,374	868,924
United Rentals, Inc.(a)	9,671	1,141,757
Waste Management, Inc.	3,992	307,823
Total Industrials		4,848,003

Information Technology (27.46%)
Adobe Systems, Inc.(a)	1,923	298,373
Alphabet, Inc., Class C(a)	380	356,945
Analog Devices, Inc.	3,900	326,313
Apple, Inc.	8,217	1,347,587
Applied Materials, Inc.	8,892	401,207
ARRIS International PLC(a)	3,381	94,195
Benchmark Electronics, Inc.(a)	2,539	82,518
Cognex Corp.	3,423	373,004
DHI Group, Inc.(a)	11,765	22,942
Diodes, Inc.(a)	3,349	94,241
DXC Technology Co.	2,350	199,750
Facebook, Inc., Class A(a)	5,199	894,071
IPG Photonics Corp.(a)	2,073	364,413
Lam Research Corp.	2,535	420,759
Manhattan Associates, Inc.(a)	2,351	98,860
Microchip Technology, Inc.	2,770	240,436
Micron Technology, Inc.(a)	11,849	378,813
Microsoft Corp.	5,136	384,019
MoneyGram International, Inc.(a)	22,390	352,866
NCR Corp.(a)	2,421	88,439
NetApp, Inc.	4,980	192,527
NETGEAR, Inc.(a)	1,370	65,760
NVIDIA Corp.	2,155	365,143
PayPal Holdings, Inc.(a)	7,308	450,756
Photronics, Inc.(a)	10,030	79,237
Skyworks Solutions, Inc.	2,652	279,415
Synchronoss Technologies, Inc.(a)	9,030	151,614
Take-Two Interactive Software, Inc.(a)	3,674	359,280
Tech Data Corp.(a)	4,048	446,454
TTM Technologies, Inc.(a)	4,111	58,541
Western Digital Corp.	4,100	361,907
Xperi Corp.	1,664	45,344
Total Information Technology		9,675,729

Materials (1.87%)
Cabot Corp.	2,872	151,297
Greif, Inc., Class A	1,635	98,836
Koppers Holdings, Inc.(a)	2,340	91,728
Security Description	Shares	Value
Materials (continued)
Owens-Illinois, Inc.(a)	8,882	$218,853
Scotts Miracle-Gro Co., Class A	371	35,464
TimkenSteel Corp.(a)	4,156	61,633
Total Materials		657,811

Real Estate (1.35%)
Jones Lang LaSalle, Inc.	494	60,224
LTC Properties, Inc.	1,926	93,661
Quality Care Properties, Inc.(a)	10,471	143,662
RMR Group, Inc., Class A	1,320	68,178
Washington Prime Group, Inc.	13,019	108,709
Total Real Estate		474,434

Telecommunication Services (2.19%)
AT&T, Inc.	9,322	349,202
Iridium Communications, Inc.(a)(b)	4,597	51,027
Telephone & Data Systems, Inc.	2,574	75,444
Verizon Communications, Inc.	6,200	297,414
Total Telecommunication Services		773,087

Utilities (1.54%)
Avangrid, Inc.	891	43,499
Consolidated Edison, Inc.	1,390	117,135
Dominion Energy, Inc.	700	55,139
Duke Energy Corp.	1,003	87,562
Great Plains Energy, Inc.	1,715	52,633
PG&E Corp.	1,682	118,379
Southern Co.	1,399	67,516
Total Utilities		541,863

TOTAL COMMON STOCKS
(Cost $33,732,152)		35,190,096

Security Description	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (1.33%)
Money Market Fund (0.00%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	339	$339

Investments Purchased with Collateral from Securities Loaned (1.33%)
State Street Navigator Securities Lending Prime Portfolio, 1.00%		467,122	467,122

TOTAL SHORT TERM INVESTMENTS
(Cost $467,461)			467,461

TOTAL INVESTMENTS (101.20%)
(Cost $34,199,613)			$35,657,557

NET OTHER ASSETS AND LIABILITIES (-1.20%)			(422,087)

NET ASSETS (100.00%)			$35,235,470

(a)	Non income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $482,176.

 See Notes to Quarterly Schedule of Investments.

poi
RIVERFRONT STRATEGIC INCOME FUND	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (89.96%)
Consumer Discretionary (24.42%)
Aramark Services, Inc., Sr. Unsec.
5.13%, 01/15/2024	$2,900,000	$3,088,500
Cablevision Systems Corp., Sr. Unsec.
8.63%, 09/15/2017	2,038,000	2,043,605
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec.
5.13%, 05/01/2027(a)	3,400,000	3,510,500
DISH DBS Corp., Sr. Unsec.
7.88%, 09/01/2019	6,500,000	7,158,125
Dollar Tree, Inc., Sr. Unsec.
5.75%, 03/01/2023	6,000,000	6,360,000
DR Horton, Inc., Sr. Unsec.
4.38%, 09/15/2022	6,640,000	7,127,289
Goodyear Tire & Rubber Co., Sr. Unsec.
5.13%, 11/15/2023	7,000,000	7,341,179
Hanesbrands, Inc., Sr. Unsec.
4.63%, 05/15/2024(a)	2,450,000	2,560,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., Sr. Unsec.
4.63%, 04/01/2025	5,050,000	5,289,370
International Game Technology PLC, First Lien
6.25%, 02/15/2022(a)	4,000,000	4,430,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec.
5.00%, 06/01/2024(a)	5,087,000	5,330,159
Lamar Media Corp., Sr. Sub.
5.00%, 05/01/2023	4,500,000	4,680,000
Lear Corp., Sr. Unsec.
4.75%, 01/15/2023	6,909,000	7,148,186
MGM Resorts International, Sr. Unsec.
6.75%, 10/01/2020	6,640,000	7,386,999
Service Corp. International, Sr. Unsec.
5.38%, 01/15/2022	3,000,000	3,093,750
5.38%, 05/15/2024	1,675,000	1,788,063
Total Consumer Discretionary		78,335,975

Consumer Staples (5.75%)
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Sr. Unsec.
5.88%, 01/15/2024	6,189,000	6,645,439
Security Description	Principal Amount	Value
Consumer Staples (continued)
Pinnacle Foods Finance LLC, Sr. Unsec.
4.88%, 05/01/2021	$1,400,000	$1,428,000

Spectrum Brands, Inc., Sr. Unsec.
6.63%, 11/15/2022	645,000	671,606
5.75%, 07/15/2025	4,100,000	4,381,875
TreeHouse Foods, Inc., Sr. Unsec.
6.00%, 02/15/2024(a)	5,000,000	5,312,500
Total Consumer Staples		18,439,420

Energy (13.00%)
Cheniere Corpus Christi Holdings LLC, First Lien
7.00%, 06/30/2024	3,200,000	3,656,000
Concho Resources, Inc., Sr. Unsec.
5.50%, 04/01/2023	346,000	356,596
4.38%, 01/15/2025	850,000	888,250
Continental Resources, Inc., Sr. Unsec.
5.00%, 09/15/2022	3,500,000	3,530,625
DCP Midstream Operating LP, Sr. Unsec.
5.35%, 03/15/2020(a)	3,550,000	3,754,125
Kinder Morgan Energy Partners LP, Sr. Unsec.
5.00%, 10/01/2021	6,500,000	7,041,258
MPLX LP, Sr. Unsec.
5.50%, 02/15/2023	2,000,000	2,062,630
Newfield Exploration Co., Sr. Unsec.
5.75%, 01/30/2022	7,000,000	7,420,000
Southwestern Energy Co., Sr. Unsec.
5.80%, 01/23/2020(b)	2,000,000	2,065,000
Tesoro Corp., Sr. Unsec.
5.38%, 10/01/2022	8,044,000	8,270,436
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Sr. Unsec.
5.88%, 10/01/2020	1,585,000	1,614,719
6.13%, 10/15/2021	1,000,000	1,035,625
Total Energy		41,695,264

Financials (4.96%)
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsec.
4.63%, 10/30/2020	3,881,000	4,139,969
Ally Financial, Inc., Sr. Unsec.
4.75%, 09/10/2018	3,200,000	3,279,008
CIT Group, Inc., Sr. Unsec.
5.50%, 02/15/2019(a)	2,339,000	2,453,026
Navient Corp., Sr. Unsec.
8.45%, 06/15/2018	900,000	946,125
5.50%, 01/15/2019	4,900,000	5,085,220
Total Financials		15,903,348

Security Description	Principal Amount	Value
Health Care (5.00%)
DaVita HealthCare Partners, Inc., Sr. Unsec.
5.75%, 08/15/2022	$6,000,000	$6,191,250
HCA, Inc., First Lien
5.88%, 03/15/2022	4,100,000	4,552,640
Hologic, Inc., Sr. Unsec.
5.25%, 07/15/2022(a)	5,000,000	5,282,750
Total Health Care		16,026,640

Industrials (13.02%)
ADT Corp., First Lien
6.25%, 10/15/2021	5,390,000	5,886,150
Aircastle Ltd., Sr. Unsec.
6.25%, 12/01/2019	3,000,000	3,240,000
Owens-Brockway Glass Container, Inc., Sr. Unsec.
5.00%, 01/15/2022(a)	6,145,000	6,475,294
Park Aerospace Holdings Ltd., Sr. Unsec.
5.25%, 08/15/2022(a)	5,800,000	6,068,250
United Rentals North America, Inc., Sr. Unsec.
7.63%, 04/15/2022	680,000	710,940
5.75%, 11/15/2024	3,500,000	3,759,175
USG Corp., Sr. Unsec.
5.50%, 03/01/2025(a)	2,283,000	2,434,249
WESCO Distribution, Inc., Sr. Unsec.
5.38%, 12/15/2021	8,750,000	9,056,249
XPO Logistics, Inc., Sr. Unsec.
6.50%, 06/15/2022(a)	3,900,000	4,117,815
Total Industrials		41,748,122

Information Technology (3.56%)
Flextronics International Ltd., Sr. Unsec.
5.00%, 02/15/2023	5,682,000	6,246,069
SS&C Technologies Holdings, Inc., Sr. Unsec.
5.88%, 07/15/2023	4,900,000	5,169,500
Total Information Technology		11,415,569

Materials (14.63%)
AK Steel Corp., First Lien
7.50%, 07/15/2023	1,000,000	1,087,500
Ashland LLC, Sr. Unsec.
4.75%, 08/15/2022	3,300,000	3,456,750
Ball Corp., Sr. Unsec.
5.00%, 03/15/2022	7,606,000	8,166,942
Cascades, Inc., Sr. Unsec.
5.50%, 07/15/2022(a)	4,889,000	5,084,560
Celanese US Holdings LLC, Sr. Unsec.
5.88%, 06/15/2021	6,920,000	7,749,600
Security Description	Principal Amount	Value
Materials (continued)
Graphic Packaging International, Inc., Sr. Unsec.
4.75%, 04/15/2021	$645,000	$682,088
4.88%, 11/15/2022	4,615,000	4,909,206
Huntsman Intl LLC, Sr. Unsec.
4.88%, 11/15/2020	6,000,000	6,322,500
Scotts Miracle-Gro Co., Sr. Unsec.
6.00%, 10/15/2023	581,000	625,301
Silgan Holdings, Inc., Sr. Unsec.
5.00%, 04/01/2020	4,332,000	4,407,810
Vale Overseas Ltd., Sr. Unsec.
5.88%, 06/10/2021	4,000,000	4,444,800
Total Materials		46,937,057

Telecommunication Services (4.15%)
CenturyLink, Inc., Sr. Unsec., Series V
5.63%, 04/01/2020	2,800,000	2,919,000
Sprint Communications, Inc., Sr. Unsec.
9.00%, 11/15/2018(a)	1,113,000	1,203,431
7.00%, 08/15/2020	4,500,000	4,944,375
T-Mobile USA, Inc., Sr. Unsec.
6.13%, 01/15/2022	2,000,000	2,090,000
6.50%, 01/15/2024	2,000,000	2,140,000
Total Telecommunication Services		13,296,806

Utilities (1.47%)
AES Corp., Sr. Unsec.
8.00%, 06/01/2020	1,121,000	1,286,348
AmeriGas Partners LP / AmeriGas Finance Corp., Sr. Unsec.
5.63%, 05/20/2024	3,300,000	3,440,250
Total Utilities		4,726,598

TOTAL CORPORATE BONDS
(Cost $278,997,506)		288,524,799

GOVERNMENT BONDS (3.04%)
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	7,649,708	9,743,059

TOTAL GOVERNMENT BONDS
(Cost $9,372,479)		9,743,059

Security Description	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (5.74%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	18,411,478	$18,411,478

TOTAL SHORT TERM INVESTMENTS
(Cost $18,411,478)			18,411,478

Security Description	Value
TOTAL INVESTMENTS (98.74%)
(Cost $306,781,463)	$316,679,336

NET OTHER ASSETS AND LIABILITIES (1.26%)	4,054,340

NET ASSETS (100.00%)	$320,733,676

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $58,016,909, representing 18.09% of net assets.

(b)	Represents a step bond. Rate disclosed is as of August 31, 2017.

 See Notes to Quarterly Schedule of Investments.

SPROTT GOLD MINERS ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.87%)
Gold Mining (77.74%)
Agnico Eagle Mines, Ltd.	579,739	$29,717,421
AngloGold Ashanti, Ltd., Sponsored ADR	465,756	4,722,766
B2Gold Corp.(a)(b)	2,216,945	6,118,768
Barrick Gold Corp.	480,942	8,652,147
Cia de Minas Buenaventura SAA, ADR	532,038	7,145,270
Gold Fields, Ltd., Sponsored ADR	1,021,556	4,556,140
Harmony Gold Mining Co., Ltd., Sponsored ADR	1,153,047	2,375,277
IAMGOLD Corp.(b)	1,393,876	9,255,337
Kinross Gold Corp.(b)	1,908,585	8,703,148
McEwen Mining, Inc.(a)	1,216,112	3,125,408
Newmont Mining Corp.	222,427	8,527,851
Pretium Resources, Inc.(a)(b)	313,005	2,597,941
Randgold Resources, Ltd., ADR(a)	311,218	31,896,733
Royal Gold, Inc.	92,722	8,649,108
Sandstorm Gold, Ltd.(a)(b)	820,211	3,887,800
Seabridge Gold, Inc.(a)(b)	178,656	2,188,536
Sibanye Gold, Ltd., Sponsored ADR	428,596	2,743,014
SSR Mining, Inc.(b)	438,780	4,589,639
Yamana Gold, Inc.	1,299,367	3,846,126
Total Gold Mining		153,298,430

Silver Mining (22.13%)
Coeur Mining, Inc.(b)	468,973	4,103,514
First Majestic Silver Corp.(a)(b)	353,024	2,495,880
Fortuna Silver Mines, Inc.(a)(b)	504,703	2,437,715
Hecla Mining Co.	659,778	3,483,628
Pan American Silver Corp.	349,630	6,524,096
Wheaton Precious Metals Corp.	1,183,598	24,595,166
Total Silver Mining		43,639,999

TOTAL COMMON STOCKS
(Cost $173,540,307)		196,938,429

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.76%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $155,638)	0.930%	155,638	155,638

Investments Purchased with Collateral from Securities Loaned (3.68%)
State Street Navigator Securities Lending Prime Portfolio, 1.00%
(Cost $7,266,038)		7,266,038	7,266,038

TOTAL SHORT TERM INVESTMENTS
(Cost $7,421,676)			7,421,676

TOTAL INVESTMENTS (103.63%)
(Cost $180,961,983)			$204,360,105

NET LIABILITIES LESS OTHER ASSETS (-3.63%)			(7,159,865)

NET ASSETS (100.00%)			$197,200,240
(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,170,741.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

SPROTT JUNIOR GOLD MINERS ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.12%)
Gold Mining (85.67%)
Alacer Gold Corp.(a)	698,814	$1,225,548
Alamos Gold, Inc., Class A	1,832,431	15,264,150
Argonaut Gold, Inc.(a)	798,944	1,797,824
Asanko Gold, Inc.(a)(b)	968,865	1,194,837
Centerra Gold, Inc.(a)	1,796,756	10,791,327
China Gold International Resources Corp., Ltd.(a)(b)	1,823,564	3,300,304
Continental Gold, Inc.(a)(b)	339,987	942,026
Endeavour Mining Corp.(a)	602,722	11,969,974
Gold Standard Ventures Corp.(a)(b)	524,243	933,153
Golden Star Resources, Ltd.(a)	848,665	665,353
Guyana Goldfields, Inc.(a)	809,392	3,240,809
Harmony Gold Mining Co., Ltd., Sponsored ADR(b)	2,078,032	4,280,746
IAMGOLD Corp.(a)	2,780,014	18,459,293
Kirkland Lake Gold, Ltd.	949,263	12,367,975
Klondex Mines, Ltd.(a)(b)	541,785	1,822,220
New Gold, Inc.(a)	3,536,653	13,297,815
Novagold Resources, Inc.(a)(b)	748,283	3,262,514
Osisko Gold Royalties, Ltd.	486,070	6,796,222
Premier Gold Mines, Ltd.(a)(b)	1,168,556	3,668,260
Pretium Resources, Inc.(a)(b)	411,581	3,416,122
Richmont Mines, Inc.(a)(c)	286,718	2,633,558
Roxgold, Inc.(a)(b)	1,672,908	1,728,169
Sandstorm Gold, Ltd.(a)	689,008	3,265,898
Seabridge Gold, Inc.(a)(b)	127,470	1,561,508
SEMAFO, Inc.(a)	804,816	2,268,631
SSR Mining, Inc.(a)	663,337	6,938,505
Teranga Gold Corp.(a)(b)	527,804	1,504,690
TMAC Resources, Inc.(a)(b)(c)	182,701	1,294,818
Torex Gold Resources, Inc.(a)	364,191	6,147,865
Wesdome Gold Mines, Ltd.(a)	789,102	1,516,592
Total Gold Mining		147,556,706

Silver Mining (13.45%)
Coeur Mining, Inc.(a)	923,654	8,081,972
Endeavour Silver Corp.(a)(b)	282,115	702,466
First Majestic Silver Corp.(a)(b)	767,833	5,428,579
Fortuna Silver Mines, Inc.(a)	719,528	3,475,320
MAG Silver Corp.(a)	183,675	2,306,326
Silvercorp Metals, Inc.(b)	1,013,909	3,166,563
Total Silver Mining		23,161,226

TOTAL COMMON STOCKS
(Cost $150,720,057)		170,717,932

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.33%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $29,225)	0.930%	29,225	29,225
	7 Day Yield	Shares	Value
Investments Purchased with Collateral from Securities Loaned (7.31%)
State Street Navigator Securities Lending Prime Portfolio, 1.00%
(Cost $12,596,377)		12,596,377	$12,596,377

TOTAL SHORT TERM INVESTMENTS
(Cost $12,625,602)			12,625,602

TOTAL INVESTMENTS (106.45%)
(Cost $163,345,659)			$183,343,534

NET LIABILITIES LESS OTHER ASSETS (-6.45%)			(11,118,458)

NET ASSETS (100.00%)			$172,225,076

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $12,801,437.
(c)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2017, the market value of those securities was $3,928,376, representing 2.28% of net assets.

See Notes to Quarterly Schedule of Investments.

BUZZ US SENTIMENT LEADERS ETF(a)	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.83%)
Consumer Discretionary (18.51%)
Amazon.com, Inc.(b)	267	$261,820
Domino's Pizza, Inc.	653	119,016
Foot Locker, Inc.	1,420	50,027
Ford Motor Co.	8,515	93,920
Home Depot, Inc.	609	91,271
Marriott International, Inc., Class A	463	47,957
NIKE, Inc., Class B	1,064	56,190
Sirius XM Holdings, Inc.(c)	8,784	50,508
Starbucks Corp.	1,715	94,085
Target Corp.	2,014	109,823
Tesla, Inc.(b)(c)	729	259,451
Viacom, Inc., Class B	2,728	78,021
Walt Disney Co.	2,529	255,935
Wynn Resorts, Ltd.	515	71,580
Total Consumer Discretionary		1,639,604

Consumer Staples (5.32%)
Altria Group, Inc.	1,201	76,143
Costco Wholesale Corp.	1,097	171,944
CVS Health Corp.	471	36,427
Kroger Co.	4,618	100,996
Wal-Mart Stores, Inc.	1,091	85,174
Total Consumer Staples		470,684

Energy (1.35%)
Exxon Mobil Corp.	789	60,225
Marathon Oil Corp.	5,319	59,147
Total Energy		119,372

Financials (5.02%)
Bank of America Corp.	9,075	216,802
Citigroup, Inc.	1,333	90,684
Goldman Sachs Group, Inc.	214	47,880
JPMorgan Chase & Co.	986	89,617
Total Financials		444,983

Health Care (14.72%)
AbbVie, Inc.	1,826	137,498
Alexion Pharmaceuticals, Inc.(b)	327	46,568
Amgen, Inc.	258	45,865
Biogen, Inc.(b)	192	60,779
Bristol-Myers Squibb Co.	930	56,246
Celgene Corp.(b)	1,188	165,049
Exelixis, Inc.(b)	4,717	137,925
Gilead Sciences, Inc.	2,703	226,268
Ionis Pharmaceuticals, Inc.(b)	1,891	101,395
Johnson & Johnson	426	56,390
Kite Pharma, Inc.(b)	674	119,965
Merck & Co., Inc.	652	41,637
Pfizer, Inc.	1,740	59,021
Vertex Pharmaceuticals, Inc.(b)	307	49,286
Total Health Care		1,303,892
Security Description	Shares	Value
Industrials (4.50%)
American Airlines Group, Inc.	808	$36,150
Boeing Co.	352	84,360
Delta Air Lines, Inc.	939	44,311
General Electric Co.	3,365	82,611
Lockheed Martin Corp.	215	65,659
Raytheon Co.	467	84,999
Total Industrials		398,090

Information Technology (42.57%)
Activision Blizzard, Inc.	3,976	260,667
Advanced Micro Devices, Inc.(b)	20,781	270,153
Alphabet, Inc., Class A(b)	276	263,646
Apple, Inc.	1,624	266,336
Applied Materials, Inc.	1,441	65,018
Broadcom, Ltd.	227	57,220
Corning, Inc.	1,433	41,213
eBay, Inc.(b)	1,318	47,619
Electronic Arts, Inc.(b)	525	63,788
Facebook, Inc., Class A(b)	1,536	264,146
Intel Corp.	4,189	146,908
Lam Research Corp.	662	109,879
Mastercard, Inc., Class A	617	82,246
Micron Technology, Inc.(b)	8,657	276,764
Microsoft Corp.	3,542	264,835
NVIDIA Corp.	1,588	269,071
PayPal Holdings, Inc.(b)	3,186	196,512
QUALCOMM, Inc.	2,003	104,697
Skyworks Solutions, Inc.	469	49,414
Square, Inc., Class A(b)	10,450	272,850
Take-Two Interactive Software, Inc.(b)	823	80,481
Twitter, Inc.(b)	6,773	114,531
Visa, Inc., Class A	1,457	150,829
Western Digital Corp.	585	51,638
Total Information Technology		3,770,461

Materials (0.87%)
Freeport-McMoRan, Inc.(b)	5,200	76,856
Total Materials		76,856

Telecommunication Services (5.97%)
AT&T, Inc.	3,164	118,523
Sprint Corp.(b)	23,590	194,618
T-Mobile US, Inc.(b)	2,193	141,909
Verizon Communications, Inc.	1,541	73,922
Total Telecommunication Services		528,972

TOTAL COMMON STOCKS
(Cost $7,955,333)		8,752,914

LIMITED PARTNERSHIPS (0.98%)
Financials (0.98%)
Blackstone Group L.P.	2,646	86,603
Total Financials		86,603

TOTAL LIMITED PARTNERSHIPS
(Cost $89,679)		86,603

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.07%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	6,420	$6,420

TOTAL SHORT TERM INVESTMENTS
(COST OF $6,420)			6,420

TOTAL INVESTMENTS (99.88%)
(Cost $8,051,432)			$8,845,937

NET OTHER ASSETS AND LIABILITIES (0.12%)			10,563

NET ASSETS (100.00%)			$8,856,500

(a)	Effective March 31, 2017, the Sprott BUZZ Social Media Insights ETF changed its name to the BUZZ US Sentiment Leaders ETF.
(b)	Non-income producing security.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $232,202.

See Notes to Quarterly Schedule of Investments.

WORKPLACE EQUALITY PORTFOLIO	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.59%)
Consumer Discretionary (21.35%)
Abercrombie & Fitch Co., Class A	4,860	$61,916
American Eagle Outfitters, Inc.	5,342	63,837
Aramark	1,469	59,774
Barnes & Noble, Inc.	9,068	70,277
Best Buy Co., Inc.	1,078	58,492
Caesars Entertainment Corp.(a)(b)	4,924	57,118
CBS Corp., Class B	975	62,458
Choice Hotels International, Inc.	897	55,659
Coach, Inc.	1,294	53,960
Comcast Corp., Class A	1,457	59,169
Darden Restaurants, Inc.	678	55,657
Ford Motor Co.	5,406	59,628
GameStop Corp., Class A	2,911	53,853
Gap, Inc.	2,661	62,853
General Motors Co.	1,766	64,530
Groupon, Inc.(b)	18,657	82,837
Hilton Grand Vacations, Inc.(b)	1,636	59,305
Hilton Worldwide Holdings, Inc.	898	57,768
Home Depot, Inc.	385	57,700
Hyatt Hotels Corp., Class A(b)	1,040	61,890
InterContinental Hotels Group PLC, ADR	1,060	53,212
Interpublic Group of Cos., Inc.	2,463	49,605
L Brands, Inc.	1,190	43,102
Macy's, Inc.	2,671	55,477
Marriott International, Inc., Class A	575	59,558
Mattel, Inc.	2,907	47,151
McDonald's Corp.	395	63,188
MGM Resorts International	1,843	60,745
Netflix, Inc.(b)	394	68,836
Newell Brands, Inc.	1,092	52,722
NIKE, Inc., Class B	1,175	62,052
Nordstrom, Inc.	1,267	56,533
Office Depot, Inc.	11,230	48,177
Pearson PLC, Sponsored ADR	6,601	51,488
Royal Caribbean Cruises, Ltd.	536	66,711
Sears Holdings Corp.(a)(b)	8,941	73,406
Sirius XM Holdings, Inc.(a)	11,599	66,694
Sony Corp., Sponsored ADR	1,611	63,844
Staples, Inc.	6,862	70,095
Starbucks Corp.	1,002	54,970
Target Corp.	1,171	63,855
TEGNA, Inc.	3,991	50,366
Tesla, Inc.(a)(b)	161	57,300
Tiffany & Co.	655	59,867
Time Warner, Inc.	605	61,165
Time, Inc.	4,517	59,399
TJX Cos., Inc.	834	60,298
Toyota Motor Corp., Sponsored ADR	573	64,738
Viacom, Inc., Class B	1,720	49,192
Visteon Corp.(b)	655	75,613
Walt Disney Co.	569	57,583
Whirlpool Corp.	307	52,687
Security Description	Shares	Value
Consumer Discretionary (continued)
Wyndham Worldwide Corp.	591	$58,911
Wynn Resorts, Ltd.	446	61,990
Total Consumer Discretionary		3,219,211

Consumer Staples (8.44%)
Altria Group, Inc.	783	49,642
Avon Products, Inc.(b)	17,215	42,865
Brown-Forman Corp., Class B	1,219	64,656
Campbell Soup Co.	1,087	50,219
Clorox Co.	432	59,845
Coca-Cola Co.	1,331	60,627
Colgate-Palmolive Co.	789	56,524
CVS Health Corp.	783	60,557
Diageo PLC, Sponsored ADR	493	66,264
Estee Lauder Cos., Inc., Class A	617	66,013
General Mills, Inc.	1,052	56,030
Hershey Co.	535	56,132
Hormel Foods Corp.	1,775	54,563
Kellogg Co.	834	54,594
Kimberly-Clark Corp.	462	56,960
Kraft Heinz Co.	673	54,345
Kroger Co.	2,772	60,624
Mondelez International, Inc., Class A	1,322	53,753
PepsiCo, Inc.	514	59,485
Procter & Gamble Co.	670	61,821
Unilever NV, NY Shares	1,075	63,962
Walgreens Boots Alliance, Inc.	766	62,429
Total Consumer Staples		1,271,910

Energy (0.80%)
Chevron Corp.	558	60,052
Royal Dutch Shell PLC, Class A, Sponsored ADR	1,109	61,195
Total Energy		121,247

Financials (20.84%)
American Express Co.	740	63,714
American International Group, Inc.	942	56,972
Ameriprise Financial, Inc.	462	63,992
Aon PLC	441	61,370
Aviva PLC, Sponsored ADR(a)	4,381	59,888
Bank of America Corp.	2,563	61,230
Bank of Montreal	857	61,524
Bank of New York Mellon Corp.	1,208	63,154
Barclays PLC, Sponsored ADR	5,777	57,019
BlackRock, Inc.	143	59,918
Brighthouse Financial, Inc.(b)	102	5,821
Capital One Financial Corp.	739	58,832
Charles Schwab Corp.	1,430	57,057
Chubb, Ltd.	408	57,699
Citigroup, Inc.	939	63,880
CNA Financial Corp.	1,244	61,031
Comerica, Inc.	807	55,078
Credit Suisse Group AG, Sponsored ADR	4,439	64,987
Deutsche Bank AG	3,580	57,244
Discover Financial Services	987	58,184
FactSet Research Systems, Inc.	356	55,956
Fifth Third Bancorp	2,368	61,876

Security Description	Shares	Value
Financials (continued)
Franklin Resources, Inc.	1,365	$59,009
Genworth Financial, Inc., Class A(b)	16,461	56,461
Goldman Sachs Group, Inc.	271	60,634
Hartford Financial Services Group, Inc.	1,154	62,397
HSBC Holdings PLC, Sponsored ADR	1,366	66,114
Huntington Bancshares, Inc.	4,549	57,272
JPMorgan Chase & Co.	695	63,169
KeyCorp	3,242	55,795
M&T Bank Corp.	372	55,004
Marsh & McLennan Cos., Inc.	748	58,404
MetLife, Inc.	1,131	52,965
Moody's Corp.	493	66,077
Morgan Stanley	1,352	61,516
Northern Trust Corp.	637	56,375
PNC Financial Services Group, Inc.	489	61,325
Principal Financial Group, Inc.	920	57,518
Progressive Corp.	1,345	62,516
Prudential Financial, Inc.	555	56,654
Royal Bank of Canada	849	62,877
S&P Global, Inc.	406	62,658
State Street Corp.	681	62,986
Sun Life Financial, Inc.	1,762	67,643
SunTrust Banks, Inc.	1,071	59,012
T Rowe Price Group, Inc.	823	69,428
Thomson Reuters Corp.	1,312	59,945
Toronto-Dominion Bank	1,222	65,511
Travelers Cos., Inc.	465	56,349
UBS Group AG	3,713	61,042
US Bancorp	1,153	59,091
Voya Financial, Inc.	1,632	62,391
Wells Fargo & Co.	1,114	56,892
Total Financials		3,141,456

Health Care (10.93%)
AbbVie, Inc.	847	63,779
Aetna, Inc.	399	62,922
Anthem, Inc.	316	61,949
AstraZeneca PLC, Sponsored ADR	1,742	51,964
athenahealth, Inc.(b)	412	58,063
Baxter International, Inc.	1,034	64,149
Biogen, Inc.(b)	237	75,025
Bioverativ, Inc.(b)	1,036	58,731
Boston Scientific Corp.(b)	2,157	59,425
Bristol-Myers Squibb Co.	1,115	67,435
Cardinal Health, Inc.	805	54,305
Cigna Corp.	356	64,813
Danaher Corp.	710	59,228
Eli Lilly & Co.	733	59,586
Express Scripts Holding Co.(b)	958	60,182
GlaxoSmithKline PLC, Sponsored ADR	1,371	55,155
Henry Schein, Inc.(b)	328	56,967
Humana, Inc.	258	66,466
Johnson & Johnson	448	59,302
McKesson Corp.	376	56,141
Medtronic PLC	682	54,983
Merck & Co., Inc.	953	60,859
Novartis AG, Sponsored ADR	745	62,796
Pfizer, Inc.	1,822	61,802
Security Description	Shares	Value
Health Care (continued)
Sanofi, Sponsored ADR	1,259	$61,490
Thermo Fisher Scientific, Inc.	343	64,189
UnitedHealth Group, Inc.	329	65,438
Total Health Care		1,647,144

Industrials (10.45%)
3M Co.	282	57,618
Alaska Air Group, Inc.	680	50,769
American Airlines Group, Inc.	1,231	55,075
Arconic, Inc.	2,300	58,581
Boeing Co.	305	73,096
Cummins, Inc.	374	59,608
Eaton Corp. PLC	783	56,188
Fortive Corp.	943	61,267
General Electric Co.	2,075	50,941
Herman Miller, Inc.	1,948	65,550
Huron Consulting Group, Inc.(b)	1,421	42,985
IHS Markit, Ltd.(b)	1,265	59,253
JetBlue Airways Corp.(b)	2,630	52,100
Lockheed Martin Corp.	214	65,353
ManpowerGroup, Inc.	562	62,669
Navigant Consulting, Inc.(b)	3,060	46,910
Nielsen Holdings PLC	1,567	60,878
Northrop Grumman Corp.	232	63,153
Owens Corning	940	69,682
Raytheon Co.	371	67,526
Rockwell Automation, Inc.	366	60,046
Rockwell Collins, Inc.	558	73,126
Southwest Airlines Co.	995	51,879
Steelcase, Inc., Class A	3,618	47,758
United Continental Holdings, Inc.(b)	777	48,143
United Technologies Corp.	498	59,621
WW Grainger, Inc.	339	55,111
Total Industrials		1,574,886

Information Technology (16.52%)
Accenture PLC, Class A	473	61,849
Adobe Systems, Inc.(b)	436	67,650
Alphabet, Inc., Class C(b)	63	59,178
Apple, Inc.	421	69,044
Automatic Data Processing, Inc.	581	61,859
Booz Allen Hamilton Holding Corp.	1,876	63,990
Broadridge Financial Solutions, Inc.	797	62,270
CA, Inc.	1,897	62,942
Cars.com, Inc.(a)(b)	2,333	60,331
Cisco Systems, Inc.	1,909	61,489
Conduent, Inc.(b)	3,802	62,771
Convergys Corp.	2,492	58,562
Corning, Inc.	2,050	58,958
eBay, Inc.(b)	1,765	63,769
Electronic Arts, Inc.(b)	536	65,124
Facebook, Inc., Class A(b)	401	68,960
Harris Corp.	545	66,981
Hewlett Packard Enterprise Co.	3,646	65,847
HP, Inc.	3,473	66,265
Intel Corp.	1,705	59,794
International Business Machines Corp.	388	55,496
Intuit, Inc.	430	60,824
Mastercard, Inc., Class A	491	65,450

Security Description	Shares	Value
Information Technology (continued)
Microsoft Corp.	861	$64,377
NCR Corp.(b)	1,520	55,526
NetApp, Inc.	1,582	61,160
Nokia OYJ, Sponsored ADR	9,417	58,197
NVIDIA Corp.	397	67,268
Oracle Corp.	1,336	67,241
PayPal Holdings, Inc.(b)	1,154	71,179
QUALCOMM, Inc.	1,063	55,563
Salesforce.com, Inc.(b)	697	66,557
Symantec Corp.	2,127	63,767
Tech Data Corp.(b)	625	68,931
Texas Instruments, Inc.	756	62,612
Twitter, Inc.(b)	3,617	61,163
Visa, Inc., Class A	637	65,942
Xerox Corp.	2,107	67,993
Yelp, Inc.(b)	1,979	84,305
Total Information Technology		2,491,184

Materials (3.52%)
Alcoa Corp.(b)	2,018	88,550
Ball Corp.	1,463	58,505
Chemours Co.	1,641	80,524
Dow Chemical Co.	939	62,584
Ecolab, Inc.	450	59,985
EI du Pont de Nemours & Co.	733	61,521
Monsanto Co.	510	59,772
Praxair, Inc.	445	58,535
Total Materials		529,976

Real Estate (1.58%)
CBRE Group, Inc., Class A(b)	1,712	61,769
Jones Lang LaSalle, Inc.	499	60,833
Park Hotels & Resorts, Inc.	2,154	57,491
Weyerhaeuser Co.	1,779	58,013
Total Real Estate		238,106

Telecommunication Services (2.36%)
AT&T, Inc.	1,543	57,801
BT Group PLC, Sponsored ADR	3,169	60,528
Level 3 Communications, Inc.(b)	940	51,164
Sprint Corp.(b)	7,604	62,733
T-Mobile US, Inc.(b)	948	61,345
Verizon Communications, Inc.	1,289	61,833
Total Telecommunication Services		355,404

Utilities (2.80%)
American Electric Power Co., Inc.	829	61,039
Edison International	732	58,692
Exelon Corp.	1,624	61,501
PG&E Corp.	869	61,160
Portland General Electric Co.	1,258	59,768
PPL Corp.	1,518	59,566
Sempra Energy	516	60,852
Total Utilities		422,578

TOTAL COMMON STOCKS
(Cost $12,777,443)		15,013,102
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.79%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	34,005	$34,005

Investments Purchased with Collateral from Securities Loaned (0.56%)
State Street Navigator Securities Lending Prime Portfolio, 1.00%		85,119	85,119

TOTAL SHORT TERM INVESTMENTS
(COST OF $119,124)			119,124

TOTAL INVESTMENTS (100.38%)
(Cost 12,896,567)			$15,132,226

NET LIABILITIES LESS OTHER ASSETS (-0.38%)			(57,470)

NET ASSETS (100.00%)			$15,074,756

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $263,183.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS/Dorsey Wright Sector Momentum ETF	SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.83%)
Basic Materials (11.60%)
Ball Corp.	3,950	$157,961
Chemours Co.	4,430	217,380
Ecolab, Inc.	1,211	161,426
International Paper Co.	2,877	154,984
RPM International, Inc.	2,921	143,041
Sensient Technologies Corp.	1,986	143,290
Total Basic Materials		978,082

Consumer, Cyclical (13.61%)
Amazon.com, Inc.(a)	164	160,818
CBS Corp., Class B, Class B	2,613	167,389
Domino's Pizza, Inc.	772	140,705
Priceline Group, Inc.(a)	90	166,687
Sirius XM Holdings, Inc.(b)	31,417	180,648
Wyndham Worldwide Corp.	1,604	159,887
Yum! Brands, Inc.	2,233	171,539
Total Consumer, Cyclical		1,147,673

Financials (9.68%)
American Tower Corp.	1,232	182,398
Arch Capital Group, Ltd.(a)	1,722	167,620
MarketAxess Holdings, Inc.	791	152,623
RenaissanceRe Holdings, Ltd.	1,145	159,338
WR Berkley Corp.	2,317	154,405
Total Financials		816,384

Health Care (12.14%)
ABIOMED, Inc.(a)	1,134	171,007
Align Technology, Inc.(a)	1,120	197,949
Becton Dickinson and Co.	850	169,524
Cooper Cos., Inc.	680	170,564
Mettler-Toledo International, Inc.(a)	277	167,610
West Pharmaceutical Services, Inc.	1,694	147,446
Total Health Care		1,024,100

Industrials (15.52%)
Alaska Air Group, Inc.	1,832	136,777
Equifax, Inc.	1,140	162,416
HEICO Corp.	2,230	191,267
Lockheed Martin Corp.	578	176,515
Macquarie Infrastructure Corp.	2,093	155,887
Northrop Grumman Corp.	629	171,220
Roper Technologies, Inc.	700	161,462
Union Pacific Corp.	1,459	153,633
Total Industrials		1,309,177

Information Technology (27.58%)
Advanced Micro Devices, Inc.(a)	14,211	184,743
Amphenol Corp., Class A	2,149	173,940
ANSYS, Inc.(a)	1,336	172,103
Apple, Inc.	1,143	187,452
Cadence Design Systems, Inc.(a)	4,757	186,902
Electronic Arts, Inc.(a)	1,471	178,726
Facebook, Inc., Class A, Class A(a)	1,079	185,556
Fiserv, Inc.(a)	1,304	161,318
Jack Henry & Associates, Inc.	1,552	159,965
LogMeIn, Inc.	1,497	171,257
NVIDIA Corp.	1,073	181,809
Skyworks Solutions, Inc.	1,595	168,049
Take-Two Interactive Software, Inc.(a)	2,192	214,356
Total Information Technology		2,326,176

Utilities (9.70%)
Atmos Energy Corp.	1,901	167,364
DTE Energy Co.	1,462	164,212
NextEra Energy, Inc.	1,138	171,280
OGE Energy Corp.	4,458	159,240
UGI Corp.	3,151	155,691
Total Utilities		817,787

TOTAL COMMON STOCKS
(Cost $7,835,685)		8,419,379
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.10%)
State Street Institutional Treasury Plus Money Market Fund	0.930%	8,203	8,203

TOTAL SHORT TERM INVESTMENTS
(Cost $8,203)			8,203

TOTAL INVESTMENTS (99.93%)
(Cost $7,843,888)			$8,427,582

NET OTHER ASSETS AND LIABILITIES (0.07%)			6,363

NET ASSETS (100.00%)			$8,433,945

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $135,482.

 ALPS ETF Trust
Notes to Quarterly Schedules of Investments
August 31, 2017 (Unaudited)

1. Portfolio Valuation

Each Fund’s Shares are listed on the New York Stock Exchange (“NYSE”) Arca; except for the ALPS/Dorsey Wright Sector Momentum ETF which is listed on the Nasdaq, Inc. (“Nasdaq”). Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE or Nasdaq, normally 4:00 p.m. Eastern time, on each day the NYSE or Nasdaq is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non---U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at August 31, 2017:

Alerian Energy Infrastructure ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies	$9,679,312	$–	$–	$9,679,312
U.S. Energy Infrastructure Companies	9,424,862	–	–	9,424,862
U.S. Energy Infrastructure MLPs	9,155,395	–	–	9,155,395
U.S. General Partners	9,482,131	–	–	9,482,131
Short Term Investments	20,835	–	–	20,835
TOTAL	$37,762,535	$–	$–	$37,762,535

Alerian MLP ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Master Limited Partnerships	$9,779,386,936	$–	$–	$9,779,386,936
Short Term Investments	4,895,434	–	–	4,895,434
TOTAL	$9,784,282,370	$–	$–	$9,784,282,370

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$47,343,450	$–	$–	$47,343,450
Short Term Investments	131,103	–	–	131,103
TOTAL	$47,474,553	$–	$–	$47,474,553

ALPS Equal Sector Weight ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$166,016,562	$–	$–	$166,016,562
Short Term Investments
Money Market Fund	35,113	–	–	35,113
Investments Purchased with Collateral from Securities Loaned	18,855,206	–	–	18,855,206
TOTAL	$184,906,881	$–	$–	$184,906,881

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$309,546,031	$–	$–	$309,546,031
Short Term Investments	176,706	–	–	176,706
TOTAL	$309,722,737	$–	$–	$309,722,737

ALPS Medical Breakthroughs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$126,738,824	$–	$–	$126,738,824
Rights	–	1,700	–	1,700
Short Term Investments
Money Market Fund	39,937	–	–	39,937
Investments Purchased with Collateral from Securities Loaned	4,619,402	–	–	4,619,402
TOTAL	$131,398,163	$1,700	$–	$131,399,863

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,205,651,476	$–	$–	$2,205,651,476
Short Term Investments	2,760,039	–	–	2,760,039
TOTAL	$2,208,411,515	$–	$–	$2,208,411,515

Barron's 400 ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$185,330,367	$–	$–	$185,330,367
Limited Partnerships	8,558,380	–	–	8,558,380
Short Term Investments
Money Market Fund	2,152,372	–	–	2,152,372
Investments Purchased with Collateral from Securities Loaned	5,064,141	–	–	5,064,141
TOTAL	$201,105,260	$–	$–	$201,105,260

Cohen & Steers Global Realty Majors ETF
Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Common Stocks	$69,628,655	$–	$–	$69,628,655
Short Term Investments	147,470	–	–	147,470
TOTAL	$69,776,125	$–	$–	$69,776,125

RiverFront Dynamic Core Income ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$38,436,672	$–	$38,436,672
Government Bonds	–	1,082,562	–	1,082,562
Short Term Investments	1,094,313	–	–	1,094,313
TOTAL	$1,094,313	$39,519,234	$–	$40,613,547

RiverFront Dynamic Unconstrained Income ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$9,830,195	$–	$9,830,195
Short Term Investments	579,457	–	–	579,457
TOTAL	$579,457	$9,830,195	$–	$10,409,652

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$45,999,564	$–	$–	$45,999,564
TOTAL	$45,999,564	$–	$–	$45,999,564

RiverFront Dynamic US Flex-Cap ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$35,190,096	$–	$–	$35,190,096
Short Term Investments
Money Market Fund	339	–	–	339
Investments Purchased with Collateral from Securities Loaned	467,122	–	–	467,122
TOTAL	$35,657,557	$–	$–	$35,657,557

RiverFront Strategic Income Fund

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$288,524,799	$–	$288,524,799
Government Bonds	–	9,743,059	–	9,743,059
Short Term Investments	18,411,478	–	–	18,411,478
TOTAL	$18,411,478	$298,267,858	$–	$316,679,336

Sprott Gold Miners ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$196,938,429	$–	$–	$196,938,429
Short Term Investments
Money Market Fund	155,638	–	–	155,638
Investments Purchased with Collateral from Securities Loaned	7,266,038	–	–	7,266,038
TOTAL	$204,360,105	$–	$–	$204,360,105

Sprott Junior Gold Miners ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$170,717,932	$–	$–	$170,717,932
Short Term Investments
Money Market Fund	29,225	–	–	29,225
Investments Purchased with Collateral from Securities Loaned	12,596,377	–	–	12,596,377
TOTAL	$183,343,534	$–	$–	$183,343,534

BUZZ US Sentiment Leaders ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$8,752,914	$–	$–	$8,752,914
Limited Partnerships	86,603	–	–	86,603
Short Term Investments	6,420	–	–	6,420
TOTAL	$8,845,937	$–	$–	$8,845,937

Workplace Equality Portfolio

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$15,013,102	$–	$–	$15,013,102
Short Term Investments
Money Market Fund	34,005	–	–	34,005
Investments Purchased with Collateral from Securities Loaned	85,119	–	–	85,119
TOTAL	$15,132,226	$–	$–	$15,132,226

ALPS/Dorsey Wright Sector Momentum ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$8,419,379	$–	$–	$8,419,379
Short Term Investments	8,203	–	–	8,203
TOTAL	$8,427,582	$–	$–	$8,427,582

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the nine months or period ended August 31, 2017, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Lending of Portfolio Securities

Certain Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. These Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received
ALPS Equal Sector Weight ETF	18,470,609	18,855,206	-
ALPS Medical Breakthroughs ETF	10,650,282	4,619,402	6,079,661
Barron's 400 ETF	5,257,406	5,064,141	337,259
RiverFront Dynamic US Flex-Cap ETF	482,176	467,122	24,120
Sprott Gold Miners ETF	7,170,741	7,266,038	173,370
Sprott Junior Gold Miners ETF	12,801,437	12,596,377	489,762
BUZZ US Sentiment Leaders ETF	232,202	-	236,225
Workplace Equality Portfolio	263,183	85,119	184,116
ALPS/Dorsey Wright Sector Momentum ETF	135,482	-	141,372

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. AFFILIATED COMPANIES

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the nine months ended August 31, 2017, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940.

Security Name	Share Balance December 1, 2016	Purchases/ Transfers In	Sales/ Transfers Out	Corporate Actions	Share Balance August 31, 2017	Dividend Income*	Realized Gain/(Loss)	Market Value August 31, 2017
Master Limited Partnerships
Andeavor Logistics LP	4,643,793	1,923,635	(608,449)		5,958,979	$-	$(732,833)	$296,459,205
Buckeye Partners LP	8,925,623	3,659,254	(1,282,158)		11,302,719	-	(3,196,663)	646,402,500
DCP Midstream LP	6,171,411	2,216,494	(1,078,888)		7,309,017	-	(1,352,563)	234,692,536
Enbridge Energy Partners LP	14,705,996	5,281,170	(2,570,914)		17,416,252	-	(1,464,640)	265,249,518
Energy Transfer Partners LP(1)(2)	39,694,657	16,665,715	(14,594,590)	9,429,473	51,195,265	-	(3,702,642)	973,221,988
EQT Midstream Partners LP	4,001,906	1,436,151	(702,883)		4,735,174	-	(1,536,486)	361,625,238
Genesis Energy LP	7,014,426	2,741,673	(1,078,229)		8,677,870	-	(890,605)	231,699,129
Magellan Midstream Partners LP	13,629,760	3,002,037	(2,054,514)		14,577,283	-	(5,268,242)	982,363,101
MPLX LP	17,376,799	6,747,253	(2,023,550)		22,100,502	-	(2,090,509)	758,489,229
NGL Energy Partners LP	6,573,790	3,136,937	(679,959)		9,030,771	-	(323,495)	80,825,400
NuStar Energy LP	4,392,697	2,653,377	(650,297)		6,395,777	-	(645,433)	258,965,011
Rice Midstream Partners LP	-	6,312,983	(388,661)		5,924,322	-	(71,349)	122,929,681
Tallgrass Energy Partners LP	2,880,750	1,238,255	(384,082)		3,734,923		(509,186)	176,549,810
TC PipeLines LP	3,329,485	1,249,782	(394,225)		4,185,042	-	(509,899)	220,216,910
Western Gas Partners LP	5,309,295	3,447,187	(656,097)		8,100,385	-	(348,089)	413,767,666
Total						$-	$(22,642,634)	$6,023,456,922

*	100% of the Income received was estimated as Return of Capital.

(1)	As of 05/31/2017, no longer an affiliated security
(2)
On 05/01/2017, Sunoco Logistics Partners LP (SXL) merged with Energy Transfer Partners LP (ETP). Sunoco Logistics was the surviving entity and changed its name to Energy Transfer Partners LP as part of the completion of the merger. At the effective time of the merger, each ETP common unit converted into the right to receive 1.5 SXL common units. The December 1, 2016 share balances represent the combined SXL and ETP shares held as of that date.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	October 24, 2017

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	October 24, 2017